   As filed with the Securities and Exchange Commission on November 17, 1995

                                                      1933 Act Reg. No. 33-39519
                                                      1940 Act Reg. No. 811-5686

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No. _____
                                                                             ---

         Post-Effective Amendment No. 6                                       X

                                                                             ---
                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                                X

       Amendment No. 10                                                      ---


                       (Check appropriate box or boxes.)

                         AIM INVESTMENT SECURITIES FUNDS
--------------------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

               11 Greenway Plaza, Suite 1919, Houston, TX  77046
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                          --------------

                                Charles T. Bauer
               11 Greenway Plaza, Suite 1919, Houston, TX  77046
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:


    David L. Kite, Esquire                 Martha J. Hays, Esquire
    A I M Advisors, Inc.                   Ballard Spahr Andrews & Ingersoll
    11 Greenway Plaza, Suite 1919          1735 Market Street, 51st Floor
    Houston, Texas  77046                  Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)


           X     immediately upon filing pursuant to paragraph (b)
         _____   on (date) pursuant to paragraph (b)

         _____   60 days after filing pursuant to paragraph (a)(i)
         _____   on (date), pursuant to paragraph (a)(i)
         _____   75 days after filing pursuant to paragraph a(ii)
         _____   on (date) pursuant to paragraph (a)(ii) of rule 485.

                            (Continued on Next Page)

If appropriate, check the following box:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant continues its election to register an indefinite number of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed its Rule 24f-2 Notice for the fiscal year ended July 31, 1995 on September 28, 1995.

                             CROSS-REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

I.       LIMITED MATURITY TREASURY PORTFOLIO - AIM LIMITED MATURITY TREASURY
         SHARES


PART A - PROSPECTUS


Item No.                                                                     Prospectus Location
--------                                                                     -------------------
1.       Cover Page                                                          Cover Page
2.       Synopsis                                                            Summary; Table of Fees and Expenses
3.       Condensed Financial Information                                     Financial Highlights
4.       General Description of Registrant                                   Cover Page; Summary; Investment Program;
                                                                             Management; Organization of the Trust;
                                                                             Dividends, Distributions and Tax Matters;
                                                                             General Information
5.       Management of the Fund                                              Summary; Management; General Information
5A.      Management's Discussion of Fund Performance                         Performance
6.       Capital Stock and Other Securities                                  Cover Page; Summary; Management;
                                                                             Organization of the Trust; Dividends;
                                                                             Distributions and Tax Matters
7.       Purchase of Securities Being Offered                                Summary; How to Purchase Shares; Terms and
                                                                             Conditions of Purchase of the AIM Funds;
                                                                             Special Plans; Exchange Privilege;
                                                                             Determination of Net Asset Value
8.       Redemption or Repurchase                                            Summary; How to Redeem Shares
9.       Pending Legal Proceedings                                           Not Applicable


PART B - STATEMENT OF ADDITIONAL INFORMATION

                                                                             Statement of Additional
Item No.                                                                     Information Location
--------                                                                     --------------------

10.      Cover Page                                                          Cover Page
11.      Table of Contents                                                   Table of Contents
12.      General Information and History                                     Introduction; General Information About the
                                                                             Trust; Miscellaneous Information
13.      Investment Objectives and Policies                                  Portfolio Transactions and Brokerage
                                                                             Allocation-Portfolio Turnover; Investment
                                                                             Objectives and Policies; Investment
                                                                             Restrictions
14.      Management of the Fund                                              Management
15.      Control Persons and Principal Holders of Securities                 Miscellaneous Information
16.      Investment Advisory and Other Services                              Management
17.      Brokerage Allocation and Other Practices                            Portfolio Transactions and Brokerage
                                                                             Allocation
18.      Capital Stock and Other Securities                                  General Information About the Trust;
                                                                             Description of Fund Shares
19.      Purchase, Redemption and Pricing of                                 How to Purchase and Redeem Shares; Net Asset
         Securities Being Offered                                            Value Determination
20.      Tax Status                                                          Dividends, Distributions and Tax Matters
21.      Underwriters                                                        Management; The Distribution Agreement
22.      Calculations of Performance Data                                    Performance Information
23.      Financial Statements                                                Financial Statements

II.      LIMITED MATURITY TREASURY PORTFOLIO - INSTITUTIONAL SHARES


PART A - PROSPECTUS


Item No.                                                                     Prospectus Location
--------                                                                     -------------------
1.       Cover Page                                                          Cover Page
2.       Synopsis                                                            Summary; Table of Fees and Expenses
3.       Condensed Financial Information                                     Financial Highlights
4.       General Description of Registrant                                   Cover Page; Summary; Suitability For
                                                                             Investors; General Information; Investment
                                                                             Program
5.       Management of the Fund                                              Management of the Trust; Portfolio
                                                                             Transactions and Brokerage Allocation;
                                                                             General Information
5A.      Management's Discussion of Fund Performance                         Performance Information
6.       Capital Stock and Other Securities                                  Suitability for Investors; General
                                                                             Information;    Dividends and Distributions;
                                                                             Taxes
7.       Purchase of Securities Being Offered                                Summary; Purchase of Shares; Net Asset Value
8.       Redemption or Repurchase                                            Summary; Redemption of Shares
9.       Pending Legal Proceedings                                           Not Applicable


PART B - STATEMENT OF ADDITIONAL INFORMATION

                                                                             Statement of Additional
Item No.                                                                     Information Location
--------                                                                     --------------------

10.      Cover Page                                                          Cover Page
11.      Table of Contents                                                   Table of Contents
12.      General Information and History                                     General Information About the Fund
13.      Investment Objectives and Policies                                  Investment Program and Restrictions
14.      Management of the Fund                                              General Information About the Fund -
                                                                             Trustees and Officers
15.      Control Persons and Principal Holders of Securities                 General Information About the Fund -
                                                                             Principal Holders of Securities
16.      Investment Advisory and Other Services                              General Information About the Fund
17.      Brokerage Allocation and Other Practices                            Portfolio Transactions
18.      Capital Stock and Other Securities                                  General Information About the Fund - The
                                                                             Fund and its Shares
19.      Purchase, Redemption and Pricing of Securities                      Purchase and Redemptions
         Being Offered
20.      Tax Status                                                          Taxes
21.      Underwriters                                                        Purchases and Redemptions - The Distribution
                                                                             Agreement
22.      Calculation of Performance Data                                     Performance Information
23.      Financial Statements                                                Financial Statements

                   [AIM LOGO APPEARS HERE]     THE AIM FAMILY OF FUNDS(R)

                                          AIM Investment Securities Funds

                                          AIM LIMITED MATURITY TREASURY SHARES

PROSPECTUS

NOVEMBER 17, 1995


                   AIM INVESTMENT SECURITIES FUNDS (the "Trust") is an open-end, series, management investment company. Pursuant to this Prospectus, the Trust offers shares of beneficial interest in one portfolio:

                       LIMITED MATURITY TREASURY PORTFOLIO (the "Fund") is a portfolio whose investment objective is to seek liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable. The Fund seeks to achieve this objective by investing in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury.

                   THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS OBJECTIVES. THE NET ASSET VALUE OF THE FUND VARIES DEPENDING ON THE MARKET VALUE OF ITS ASSETS. THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                   This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated November 17, 1995, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at P.O. Box 4333, Houston, TX 77210-4333.


                   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                        PAGE                                                 PAGE
                                        ----                                                 ----
SUMMARY...............................     2           How to Purchase Shares..............   A-1
THE FUND..............................     4           Terms and Conditions of Purchase of
  Table of Fees and Expenses..........     4              the AIM Funds....................   A-2
  Financial Highlights................     5           Special Plans.......................   A-7
  Performance.........................     6           Exchange Privilege..................   A-8
  Investment Program..................     6           How to Redeem Shares................  A-10
  Management..........................     8           Determination of Net Asset Value....  A-13
  Organization of the Trust...........     9           Dividends, Distributions and Tax
INVESTOR'S GUIDE TO THE AIM FAMILY OF                     Matters..........................  A-13
  FUNDS...............................   A-1           General Information.................  A-15
  Introduction to The AIM Family of                  APPLICATION INSTRUCTIONS..............   B-1
     Funds............................   A-1


                                    SUMMARY
--------------------------------------------------------------------------------

     THE FUND. AIM Investment Securities Funds (the "Trust") is a Delaware business trust organized as an open-end, series, management investment company. Currently, the Trust offers one investment portfolio: LIMITED MATURITY TREASURY PORTFOLIO ("the "Fund"). The Fund consists of two classes: AIM Limited Maturity Treasury Shares (the "Retail Class") and the Institutional Shares (the "Institutional Class"). This Prospectus relates solely to shares of the Retail Class of the Fund.


     Shares of the Institutional Class of the Fund are offered to investors pursuant to a separate prospectus. The Retail Class and the Institutional Class may have differing fees and expenses, which may affect performance. To obtain information about the Institutional Class, please call (800) 659-1005.


     The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. To achieve its objective, the Fund will invest in U.S. Treasury notes and other direct obligations of the U.S. Treasury and may (but does not currently intend to) engage in repurchase agreement transactions with respect to such obligations. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE FUND WILL BE ACHIEVED. For more complete information on the Fund's investment objective and policies, see "Investment Program."


     THE ADVISOR. A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM acts as manager or advisor to 37 investment company portfolios. As of November 1, 1995, the total assets advised or managed by AIM or its affiliates were approximately $39.5 billion. Under the terms of the Advisory Agreement AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. As compensation for these services, AIM receives a fee based on the Fund's average daily net assets. Under a Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs in performing, or arranging for the performance of, certain accounting, shareholder servicing and other administrative services for the Fund. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), AIM's wholly-owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. See "Management".



     PURCHASING SHARES. Shares of the Retail Class are offered by this Prospectus at the net asset value of the Fund plus a maximum sales charge of 1.00% of the public offering price, which sales charge is reduced on purchases of $100,000 or more. Initial investments in the Retail Class generally must be at least $500, and subsequent investments must be at least $50. The distributor of the shares of the Retail Class is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4333, Houston, Texas 77210-4333. See "How to Purchase Shares" and "Special Plans."



     EXCHANGE PRIVILEGE. The Retail Class is one of several mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Shares of the Retail Class may be exchanged for shares of any other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


     REDEEMING SHARES. Shareholders may redeem all or a portion of their shares at their net asset value, generally without charge. See "How to Redeem Shares." If the value of a shareholder's account is less than $500, the Trust may cause the shares in the account to be redeemed at their net asset value.

     DISTRIBUTIONS. The Fund currently declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Distributions by the Fund from short-term capital gains, if any, are paid quarterly and distributions from long-term capital gains, if any, are paid annually. Dividends and distributions of the Fund may be reinvested at their net asset value (without payment of a sales charge) in the Fund's shares or, subject to certain conditions, in shares of another fund in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."



     AIM, AIM INSTITUTIONAL FUNDS, AIM LINK, THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM LOGO), AND AIM AND DESIGN ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES


     The following table is designed to help an investor in the Retail Class of the Fund understand the various costs that the investor will bear, both directly and indirectly. The fees and expenses set forth in this table are based on the average net assets of the Retail Class of the Fund for the fiscal year ended July 31, 1995. The rules and regulations of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."



                                                                                          RETAIL
                                                                                          CLASS
                                                                                         -------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchase of shares (as a % of offering price)........      1.00%
  Maximum sales load on reinvested dividends and distributions (as a % of offering
     price)..........................................................................      None
  Deferred sales load (as a % of original purchase price or redemption proceeds,
     as applicable)..................................................................      None
  Redemption fee (as a % of amount redeemed, as applicable)..........................      None
  Exchange fee*......................................................................      None

Annual Fund Operating Expenses
(as a % of average net assets)
  Management fees....................................................................      0.20%
  Rule 12b-1 distribution plan payments**............................................      0.15%
  Other expenses.....................................................................      0.16%
     Total fund operating expenses...................................................      0.51%


------------

 * No fee will be charged for exchanges among The AIM Family of Funds; however, a $5 service fee may be charged for exchanges by accounts of market timers.


** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Retail Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLES. An investor in the Fund would pay the following expenses on a $1,000 investment in shares of the Retail Class of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                                                                    RETAIL
                                                                                    CLASS
                                                                                   -------
         1 year................................................................      $15
         3 years...............................................................      $26
         5 years...............................................................      $38
        10 years...............................................................      $73


     THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIVE OF THE SHARES OF THE RETAIL CLASS OF THE FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE ACTUAL PERFORMANCE OF THE RETAIL CLASS WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%. THE EXAMPLES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND THAT THE PERCENTAGE AMOUNTS FOR TOTAL FUND OPERATING EXPENSES REMAIN THE SAME FOR EACH YEAR.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


     Shown below are the condensed financial highlights during the fiscal year ended July 31, 1995, the eleven months ended July 31, 1994, each of the years in the five-year period ended August 31, 1993 and for the period December 15, 1987 (date operations commenced) through August 31, 1988. All data have been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and notes appears in the Statement of Additional Information.



                                 JULY 31,                                      AUGUST 31,
                          ---------------------     ---------------------------------------------------------------------
                            1995         1994         1993         1992        1991        1990        1989        1988
                          --------     --------     --------     -------     --------     -------     -------     -------
Net asset value,
  beginning of period...  $   9.96     $  10.24     $  10.21     $  10.01    $   9.79     $  9.78     $  9.80     $  9.92
Income from investment
  operations:
  Net investment
    income..............      0.54         0.35         0.42         0.58        0.72        0.77        0.84        0.52
  Net gains (losses) on
    securities
  (both realized and
unrealized).............      0.07        (0.20)        0.05         0.29        0.22        0.01       (0.02)      (0.12)
                          --------     --------     --------     --------    --------     -------     -------     -------
      Total from
        investment
        operations......      0.61         0.15         0.47         0.87        0.94        0.78        0.82        0.40
                          --------     --------     --------     --------    --------     -------     -------     -------
Less distributions:
  Dividends from net
    investment income...     (0.54)       (0.35)       (0.42)       (0.58)      (0.72)      (0.77)      (0.84)      (0.52)
  Distributions from net
    realized capital
    gains...............       --         (0.08)       (0.02)       (0.09)        --          --          --          --
                          --------     --------     --------     --------    --------     -------     -------     -------
      Total
        distributions...     (0.54)       (0.43)       (0.44)       (0.67)      (0.72)      (0.77)      (0.84)      (0.52)
                          --------     --------     --------     --------    --------     -------     -------     -------
Net asset value, end of
  period................  $  10.03     $   9.96     $  10.24     $  10.21    $  10.01     $  9.79     $  9.78     $  9.80
                          ========     ========     ========     ========    ========     =======     =======     =======
Total return(a).........      6.36%        1.52%        4.65%        8.93%       9.95%       8.32%       8.71%       4.11%
                          ========     ========     ========     ========    ========     =======     =======     =======
Ratios/supplemental data
  Net assets, end of
    period (000s
    omitted)............  $274,480     $329,942     $348,937     $260,454    $131,880     $79,871     $70,781     $62,342
                          ========     ========     ========     ========    ========     =======     =======     =======
  Ratio of expenses to
    average net
    assets..............      0.51%(b)     0.47%(c)     0.46%        0.48%       0.54%       0.50%(d)    0.45%(e)    0.35%(c)(e)
                          ========     ========     ========     ========    ========     =======     =======     =======
  Ratio of net
    investment income to
    average net
    assets..............      5.44%(b)     3.75%(c)     4.07%        5.60%       7.25%       7.90%(d)    8.59%(e)    7.02%(c)(e)
                          ========     ========     ========     ========    ========     =======     =======     =======
  Portfolio turnover
    rate................    120.01%      120.40%      122.99%      119.62%     214.74%     192.46%     219.53%     140.83%
                          ========     ========     ========     ========    ========     =======     =======     =======
Borrowings for the
  period;
  Amount of debt
    outstanding at end
    of period (000s
    omitted)............      --           --           --           --          --          --       $ 9,943     $19,232
  Average amount of debt
    outstanding during
    the period (000s
    omitted)(f).........      --           --           --           --          --       $ 5,101     $14,301     $ 4,110
  Average number of
    shares outstanding
    during the period
    (000s omitted)(f)...    28,337       34,101       30,416       18,378      10,559       7,389       7,295       2,429
  Average amount of debt
    per share during the
    period..............      --           --           --           --          --       $  0.69     $  1.96     $  1.69


------------


(a) Does not deduct sales charges and for periods of less than one year, total return is not annualized.

(b) Ratios are based on average net assets of $280,789,286.

(c) Annualized.

(d) After waiver of advisory fees.

(e) After waiver of advisory fees and expense reimbursements.

(f) Averages computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

     The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance. All advertisements of the Fund will disclose the maximum sales charge imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge, such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

     A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the share price. In order to calculate yield, a Fund takes the interest income earned from its portfolio of investments for a 30-day period (net of expenses), divides such interest by the number of the Fund's shares, and expresses the result as an annualized percentage rate based on the Fund's offering price (including the 1.00% maximum sales charge) at the end of the 30-day period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid to an investor's account or the income reported in the Fund's financial statements.

     A Fund may also quote its distribution rate, which is calculated by dividing dividends declared during a specified period by the Fund's maximum offering price at the end of the period and annualizing the result.

     A Fund's total return shows its overall change in value, including changes in share price assuming all of the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.


     From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such a practice will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by the operating expenses of the Fund and general market conditions.


--------------------------------------------------------------------------------

INVESTMENT PROGRAM


     INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value, and, consistent with this objective, the highest total return achievable. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is a fundamental policy, which may be changed only by the affirmative vote of the holders of a majority of the outstanding shares of beneficial interest of the Fund.


     INVESTMENT POLICIES. The Fund will attempt to achieve its objective by investing in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury.

     The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund will only purchase securities whose maturities do not exceed three (3) years. The Fund's policy of investing in securities with remaining maturities of three (3) years or less will result in high portfolio turnover. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half (1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund.

     U.S. TREASURY SECURITIES. The Fund may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds.


     LOANS OF PORTFOLIO SECURITIES. The Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or U.S. Treasury obligations which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities; provided, however, that such loans are made according to the guidelines of the SEC and the Trust's Board of Trustees. The Fund will be entitled to the interest paid upon investment of the cash collateral in its permitted investments or to the payment of a premium or fee for the loan. The Fund may at any time call such loans and obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The Fund will only engage in securities lending transactions with broker-dealers registered with the SEC, or with federally-supervised banks or savings and loan associations.

     WHEN-ISSUED OR DELAYED DELIVERY TRADING. The Fund may purchase U.S. Treasury obligations on a when-issued basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery to take place in the future in order to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Fund's custodian bank will segregate cash or short-term U.S. Treasury obligations in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and when-issued purchase transactions. No delayed delivery or when-issued commitments will be made if, as a result, more than 25% of the Fund's net assets would be so committed.

     BORROWING. Subject to its investment restrictions (see "Investment Restrictions"), the Fund may borrow money from banks for temporary or emergency purposes to meet redemption requests which might otherwise require the untimely disposition of securities. The Fund may not borrow for the purpose of increasing income. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Fund believes that, in the event of abnormally heavy redemption requests, its borrowing provisions would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.

     REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date and interest payment. It is the current operating policy of the Fund to enter into reverse repurchase agreements (which are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act") only for temporary or emergency purposes and not as a means to increase income, even though the Fund's investment restrictions permit the Fund to engage in reverse repurchase agreements for income enhancement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Treasury obligations having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by the Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

     ILLIQUID SECURITIES. The Fund will limit its investment in illiquid securities to no more than 15% of its net assets, including repurchase agreements with remaining maturities in excess of seven (7) days.


     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Fund.


     INVESTMENT RESTRICTIONS. The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in certain types of securities or engaging in certain transactions. The most significant of these restrictions provide that the Fund will not:

          (1) purchase any security unless the security is a direct obligation of the U.S. Treasury or is a repurchase agreement with respect to a direct obligation of the U.S. Treasury;

          (2) issue senior securities in the form of indebtedness, borrow money, except from banks for temporary or emergency purposes, such as to meet redemption requests (not for the purpose of increasing income), or borrow through reverse repurchase agreements (which may be entered into for the purpose of increasing income) if, as a result of any such borrowings, the amount borrowed would exceed 33-1/3% of the value of the Fund's assets (including the proceeds of such securities issued or money borrowed) less its liabilities (not including the liabilities incurred in connection with such issuance or borrowing);

          (3) make loans of money other than (a) through the purchase of debt securities in accordance with the Fund's investment program, and (b) by entering into repurchase agreements; or

          (4) lend any portfolio securities if the value of the securities loaned by it would exceed an amount equal to one-third of its total assets.

The foregoing investment restrictions (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of the holders of a majority of the outstanding shares of beneficial interest of the Fund.

--------------------------------------------------------------------------------

MANAGEMENT


     The overall management of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the distribution agreement with AIM Distributors regarding distribution of shares of the Retail Class, the agreement with The Bank of New York as custodian and the agreement with AFS as transfer agent for the Retail Class of the Fund. The day-to-day operations of the Fund are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business. Information concerning the Board of Trustees may be found in the Statement of Additional Information.



     INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, serves as the investment advisor to the Fund pursuant to a Master Investment Advisory Agreement, dated October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 37 investment company portfolios (including the Fund). As of November 1, 1995, the total assets of the investment company portfolios were approximately $39.5 billion. AIM is a wholly-owned subsidiary of AIM Management.



     Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund. The Advisory Agreement also provides that, upon the request of the Board of Trustees, AIM may perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Board of Trustees has made such a request. As a result, AIM and the Fund have entered into a Master Administrative Services Agreement, dated as of October 18, 1993, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquires. In addition, the Fund and A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM and registered transfer agent, receives a fee pursuant to a Transfer Agency and Service Agreement for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund.


     For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information. In accordance with policies established by the trustees, AIM may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf the Fund.


     FEES AND EXPENSES. Pursuant to the Advisory Agreement, the Trust pays AIM a fee with respect to the Fund calculated at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million. For the year ended July 31, 1995, the Fund paid 0.20% of its average daily net assets to AIM for its advisory services, and the Retail Class' total expenses of the same period, stated as a percentage of average daily net assets of the Fund, was 0.51%.



      For the year ended July 31, 1995, the Fund paid 0.02% of its average daily net assets to AIM for reimbursement for administrative services.


     FEE WAIVERS. In order to increase the yield to investors, AIM may from time to time voluntarily waive or reduce its fee, while retaining its ability to be reimbursed for such fee prior to the end of such fiscal year. Fee waivers or reductions and waivers of expense reimbursements, other than those set forth in the Advisory Agreement, may be rescinded at any time without notice to investors.


     PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of 95 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to day management of the Fund are Karen Dunn Kelley and Meggan M. Walsh. Ms. Kelley is Senior Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM; Vice President of AIM and of the Trust; and has been responsible for the Fund since 1992. Ms. Kelly has been associated with AIM since 1989 and has a total of 13 years of experience as an investment professional. Ms. Walsh is Vice President of AIM Capital and has been responsible for the Fund since 1992. Ms. Walsh has been associated with AIM since 1991 and has a total of eight years of experience as an investment professional. Prior to 1991, Ms. Walsh was Manager of Short-Term U.S. Commercial Paper and Euro-Commercial Paper Programs at Nationale-Nederlanden North America Corporation.



     DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated October 15, 1993, relating to the shares of the Retail Class (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly-owned subsidiary of

AIM, to act as the distributor of shares of the Retail Class. The address of AIM Distributors is P.O. Box 4333, Houston, Texas 77210-4333. Certain trustees and officers of the Trust are affiliated with AIM Distributors. The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Retail Class through affiliated broker-dealers and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements.



     DISTRIBUTION PLAN. The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Retail Class. Under the Plan the Fund with respect to the Retail Class will pay compensation of 0.15% per annum of the average daily net assets of the Retail Class to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Retail Class. The Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement an incentive program which provides for periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of the Retail Class.


     Under the Plan, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or a portion of its fee, while retaining its ability to be reimbursed for such fee prior to the end of the fiscal year.

     Activities that may be financed under the Plan include, but are not limited to, the following: preparation and distribution of advertising material and sales literature, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, supplemental payments made to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder services arrangements and the cost of administering the Plan.

     The Plan does not obligate the Retail Class to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Retail Class will not be obligated to pay more than that fee, but if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

     The Plan provides that it will continue in effect so long as it is specifically approved at least annually by a majority of the Trust's entire Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"), unless terminated by vote of a majority of the Qualified Trustees, or by vote of the holders of a majority of the outstanding shares of the Retail Class. The Plan may not be amended to increase materially the limit upon distribution expenses described above unless approved by shareholders of the Retail Class, as applicable, and no other material amendment to the Plan may be made unless approved by a majority of the Board of Trustees, including a majority of the Qualified Trustees. While the Plan is in effect, the selection and nomination of Qualified Trustees will be at the discretion of the Qualified Trustees.

     Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Retail Class on an agency basis, may receive payments from the Retail Class pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent, for the Retail Class in making such payments. The Retail Class will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law; or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plan conforms to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Retail Class to no more than 0.25% per annum of the average daily net assets of the Retail Class attributable to the customers of such dealers of financial institutions. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Retail Class. The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST


     The Trust is organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust, dated May 5, 1993, as amended (the "Trust Agreement"). The Trust is an open-end, series, management investment company, and may consist of one or more series portfolios as authorized from time to time by the Board of Trustees. The Trust was originally organized as a Maryland corporation on November 4, 1988 and on October 15, 1993 was reorganized as a Delaware business trust.


     All shares of the Trust have equal rights with respect to voting, except that (i) the holders of shares of all classes of a particular portfolio of the Trust (a "Portfolio") voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Portfolio, and (ii) the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class. There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable.


     The Retail Class and Institutional Class have different shareholders and are allocated certain differing class expenses, such as those associated with the shareholder servicing of their shares. To obtain information about the Institutional Class, please call Fund Management Company ("FMC"), a registered broker-dealer and a wholly-owned subsidiary of A I M Advisors, Inc., at (800) 659-1005. FMC is the exclusive distributor of the Institutional Class.


     The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

     The Trust Agreement provides that the trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of the majority of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the trustees.

     Under Delaware law, a shareholder of the Trust enjoys the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust Agreement provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 5:30 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS(R)
--------------------------------------------------------------------------------


INTRODUCTION TO THE AIM FAMILY OF FUNDS



  THE AIM FAMILY OF FUNDS consists of the following mutual funds:



               AIM AGGRESSIVE GROWTH FUND       AIM INTERMEDIATE GOVERNMENT FUND+
               AIM BALANCED FUND+               AIM INTERNATIONAL EQUITY FUND+
               AIM CHARTER FUND+                AIM LIMITED MATURITY TREASURY SHARES
               AIM CONSTELLATION FUND           AIM MONEY MARKET FUND*+
               AIM GLOBAL AGGRESSIVE GROWTH     AIM MUNICIPAL BOND FUND+
               FUND+                            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
               AIM GLOBAL GROWTH FUND+          AIM TAX-EXEMPT CASH FUND*
               AIM GLOBAL INCOME FUND+          AIM TAX-FREE INTERMEDIATE SHARES
               AIM GLOBAL UTILITIES FUND+       AIM VALUE FUND+
               AIM GROWTH FUND+                 AIM WEINGARTEN FUND+
               AIM HIGH YIELD FUND+
               AIM INCOME FUND+


* Shares of AIM TAX-EXEMPT CASH FUND, and Class C Shares of AIM MONEY MARKET FUND, are offered to investors at net asset value, without payment of a sales charge, as described below.

+ Shares of different classes of these funds, including the Class A and Class B
  Shares of AIM MONEY MARKET FUND, are offered to investors at different sales charges pursuant to a Multiple Distribution System. For more information consult the prospectus of any of these funds.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed New Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.



  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an IRA account is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, IRA/SEP, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


  AFS' mailing address is:

                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at one of the following telephone numbers:

                               (713) 626-1919 Extension 5224 (in Houston)
                               (800) 959-4246 (elsewhere)

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246
(elsewhere).

  HOW TO PURCHASE ADDITIONAL SHARES. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


RET 11/95

  Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. Direct investments may be made by mail or by wiring payment to AFS, as follows:

  SUBSEQUENT PURCHASES BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                              Texas Commerce Bank
                              ABA 113000609
                              Attn: AIM Wire Purchase
                              DDA 00100366807
                              Fund Name/Reference Number
                              Shareholder Name
                              Shareholder Account Number

  If wires are received after 4:15 p.m. Eastern Time or during a bank holiday, purchases will be confirmed at the price determined on the next business day of the applicable AIM Fund.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds may be purchased at their respective net asset value plus a sales charge as indicated below, except that shares of AIM TAX-EXEMPT CASH FUND and Class C Shares of AIM MONEY MARKET FUND (the "No Load Funds") are sold without a sales charge. For information on purchasing any of the AIM Funds and to receive a prospectus, please call (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere). As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM AGGRESSIVE GROWTH FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                                                DEALER
                                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE                     ----------
                                         --------------------------------------                  AS A
                                               AS A                     AS A                  PERCENTAGE
                                            PERCENTAGE               PERCENTAGE                 OF THE
                                          OF THE PUBLIC              OF THE NET                 PUBLIC
      AMOUNT OF INVESTMENT IN                OFFERING                  AMOUNT                  OFFERING
        SINGLE TRANSACTION                    PRICE                   INVESTED                  PRICE
      -----------------------             -------------              ----------               ----------
              Less than $   25,000             5.50%                    5.82%                    4.75%
$ 25,000 but  less than $   50,000             5.25                     5.54                     4.50
$ 50,000 but  less than $  100,000             4.75                     4.99                     4.00
$100,000 but  less than $  250,000             3.75                     3.90                     3.00
$250,000 but  less than $  500,000             3.00                     3.09                     2.50
$500,000 but  less than $1,000,000             2.00                     2.04                     1.60


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Purchases of $1,000,000 or more are at net asset value, subject to a contingent deferred sales charge of 1% if shares are redeemed prior to 18 months from the date of purchase, as described under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."



RET 11/95

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are AIM TAX-EXEMPT BOND FUND OF CONNECTICUT; and the Class A shares of each of AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, and AIM MUNICIPAL BOND FUND.


                                                                                                DEALER
                                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE                     ----------
                                         --------------------------------------                  AS A
                                               AS A                     AS A                  PERCENTAGE
                                            PERCENTAGE               PERCENTAGE                 OF THE
                                          OF THE PUBLIC              OF THE NET                 PUBLIC
      AMOUNT OF INVESTMENT IN                OFFERING                  AMOUNT                  OFFERING
        SINGLE TRANSACTION                    PRICE                   INVESTED                  PRICE
      -----------------------             -------------              ----------               ----------
              Less than $   50,000            4.75%                     4.99%                    4.00%
$ 50,000 but  less than $  100,000            4.00                      4.17                     3.25
$100,000 but  less than $  250,000            3.75                      3.90                     3.00
$250,000 but  less than $  500,000            2.50                      2.56                     2.00
$500,000 but  less than $1,000,000            2.00                      2.04                     1.60


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. Purchases of $1,000,000 or more are at net asset value, subject to a contingent deferred sales charge of 1% if shares are redeemed prior to 18 months from the date of purchase, as described under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES.

                                                                                                DEALER
                                                  INVESTOR'S SALES CHARGE                     CONCESSION
                                          -------------------------------------             -------------
                                               AS A                     AS A                     AS A
                                            PERCENTAGE               PERCENTAGE               PERCENTAGE
                                          OF THE PUBLIC              OF THE NET             OF THE PUBLIC
      AMOUNT OF INVESTMENT IN                OFFERING                  AMOUNT                  OFFERING
        SINGLE TRANSACTION                    PRICE                   INVESTED                  PRICE
      -----------------------             -------------              ----------             -------------
              Less than $  100,000            1.00%                     1.01%                    0.75%
$100,000 but  less than $  250,000            0.75                      0.76                     0.50
$250,000 but  less than $1,000,000            0.50                      0.50                     0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than AIM LIMITED MATURITY TREASURY SHARES and AIM TAX-FREE INTERMEDIATE SHARES as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of shares which normally involve payment of initial sales charges, and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to .10% of such purchases of shares of AIM LIMITED MATURITY TREASURY SHARES, and in an amount up to .25% of such purchases of shares of AIM TAX-FREE INTERMEDIATE SHARES.



RET 11/95

  The Sub-Advisory Agreement among CIGNA Investments, Inc., AIM and AIM Funds Group terminated effective September 20, 1995. As of that date, AIM assumed sole responsibility for providing investment advice to AIM High Yield Fund.



  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than the Money Market Funds, as described below) received by dealers prior to 4:15 p.m. Eastern Time on any business day of an AIM Fund and either received by AIM Distributors in its Houston, Texas office prior to 5:00 p.m. Central Time on that day or transmitted by dealers to the Transfer Agent through the facilities of the National Securities Clearing Corporation ("NSCC") by 7:00 p.m. Eastern Time on that day, will be confirmed at the price determined as of the close of that day. Orders received by dealers after 4:15 p.m. Eastern Time will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to AIM Distributors or to the Transfer Agent through the facilities of NSCC. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the New York Stock Exchange is open for business. It is expected that the New York Stock Exchange will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the New York Stock Exchange.


  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MONEY MARKET FUNDS. Shares of AIM MONEY MARKET FUND or AIM TAX-EXEMPT CASH FUND (the "Money Market Funds") are purchased or exchanged at the net asset value next determined after acceptance of an order for purchase or exchange in proper form, except for Class A shares of AIM MONEY MARKET FUND, which are sold with a sales charge. Net asset value is normally determined at 12:00 noon and 4:15 p.m. Eastern Time on each business day of AIM MONEY MARKET FUND and at 4:15 p.m. Eastern Time on each business day of AIM TAX-EXEMPT CASH FUND. Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that either Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. See "How to Purchase Shares -- Purchases by Wire." Purchases made by payments in any other form, or payments in the form of federal funds received after such time, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds (except for the No Load Funds, which are sold without payment of a sales charge) provided that such purchases are made by a "purchaser" as hereinafter defined.

  The term "purchaser" means:


  o an individual and his or her spouse and minor children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an Individual Retirement Account ("IRA"), a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);



RET 11/95

  o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;


  o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 457 plans, although more than one beneficiary or participant is involved;


  o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  o the discretionary advised accounts of A I M Advisors, Inc. or A I M Capital Management, Inc.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) the No Load Funds and (ii) Class B Shares of funds offered pursuant to a Multiple Distribution System) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all escrowed shares, to make up such difference within 60 days of the expiration date. Full shares and any cash proceeds for a fractional share remaining after such redemption will be released from escrow.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) the No Load Funds and (ii) Class B Shares


RET 11/95
of funds offered pursuant to a Multiple Distribution System) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) the No Load Funds and (ii) Class B Shares of funds offered pursuant to a Multiple Distribution System) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AIM Distributors with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) AIM Management and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, minor children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, minor children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of The Shareholders Services Group, Inc., a wholly-owned subsidiary of First Data Corporation; (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, minor children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; and (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation or similar specialized investment services to their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, or
(3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms up to 1.00% of the net asset value of any shares of the Load Funds, up to 0.10% of the net asset value of any shares of AIM LIMITED MATURITY TREASURY SHARES, and up to 0.25% of the net asset value of any shares of all other AIM Funds sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend


RET 11/95
income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.


  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AIM Distributors at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at the phone numbers provided under "How to Purchase Shares." IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.


  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder can arrange for monthly, quarterly or annual checks in any amount (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Payment of this amount is normally made on or about the tenth or the twenty-fifth day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares, it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make monthly investments may establish an Automatic Investment Plan. Under this plan, on or about the tenth and/or the twenty-fifth day of each month, a draft is drawn on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account). The proceeds of the draft are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the draft. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into



RET 11/95
another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, provided that the exchange otherwise meets the requirements described under "Exchange Privilege -- Terms and Conditions of Exchange." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program, and exchanges made pursuant to this program are not subject to an exchange fee. Sales charges may apply, as described under the caption "Exchange Privilege."



  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM TAX-FREE INTERMEDIATE SHARES, AIM TAX-EXEMPT CASH FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; and SEP plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE


  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; shares of certain of the AIM Funds, referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and shares of certain other funds, referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                           LOAD FUNDS:                                LOWER LOAD FUNDS:
                           -----------                                -----------------
   AIM AGGRESSIVE GROWTH                AIM INCOME FUND -- CLASS A      AIM LIMITED MATURITY TREASURY
     FUND -- CLASS A                    AIM INTERMEDIATE GOVERNMENT       SHARES
   AIM BALANCED FUND -- CLASS A           FUND -- CLASS A               AIM TAX-FREE INTERMEDIATE SHARES
   AIM CHARTER FUND -- CLASS A          AIM INTERNATIONAL EQUITY
   AIM CONSTELLATION FUND -- CLASS A      FUND -- CLASS A              NO LOAD FUNDS:
   AIM GLOBAL AGGRESSIVE GROWTH         AIM MONEY MARKET               --------------
     FUND -- CLASS A                      FUND - CLASS A                AIM MONEY MARKET FUND -- CLASS C
   AIM GLOBAL GROWTH FUND -- CLASS A    AIM MUNICIPAL BOND              AIM TAX-EXEMPT CASH FUND
   AIM GLOBAL INCOME FUND -- CLASS A      FUND -- CLASS A
   AIM GLOBAL UTILITIES FUND --         AIM TAX-EXEMPT BOND FUND
      CLASS A                             OF CONNECTICUT
   AIM GROWTH FUND -- CLASS A           AIM VALUE FUND -- CLASS A
   AIM HIGH YIELD                       AIM WEINGARTEN FUND -- CLASS A
     FUND -- CLASS A



  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund, except that (i) Load Funds share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; and (ii) Lower Load Funds share purchases of $1,000,000 or more and No Load Fund purchases may be exchanged for Load Fund shares in amounts of $1,000,000 or more which will then be subject to a contingent deferred sales charge; however, for purposes of calculating the contingent deferred sales charge on the Load Fund shares acquired, the 18-month period shall be computed from the date of such exchange. For shares purchased prior to November 20, 1995, these exchange conditions will apply effective January 16, 1996. DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES


RET 11/95

BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:



                                                                        LOWER LOAD         NO LOAD
FROM:                 TO:    LOAD FUNDS                                    FUNDS            FUNDS
-----                 -----------------                                 ----------         -------
Load Funds..........  Net Asset Value                                Net Asset Value    Net Asset
                                                                                        Value
Lower Load Funds....  Net Asset Value if shares were held for at     Net Asset Value    Net Asset
                      least 30 days; or if shares were acquired                         Value
                      upon exchange of any Load Fund; or if shares
                      were acquired upon exchange from any Lower
                      Load Fund and such shares were held for at
                      least 30 days. (No exchange privilege is
                      available for the first 30 days following the
                      purchase of the Lower Load Fund shares.)

No Load Funds.......  Offering Price if No Load shares were          Net Asset Value     Net Asset Value
                      directly purchased. Net Asset Value if No      if No Load shares
                      Load shares were acquired upon exchange of     were acquired
                      shares of any Load Fund or any Lower Load      upon exchange of
                      Fund; Net Asset Value if No Load shares were   shares of any
                      acquired upon exchange of Lower Load Fund      Load Fund or any
                      shares and were held at least 30 days          Lower Load Fund;
                      following the purchase of the Lower Load Fund  otherwise, Of-
                      shares. (No exchange privilege is available    fering Price.
                      for the first 30 days following the
                      acquisition of the Lower Load Fund shares.)



  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:



                                                                        LOWER LOAD         NO LOAD
FROM:                 TO:    LOAD FUNDS                                    FUNDS            FUNDS
-----                 -----------------                                 ----------         -------
Load Funds..........  Net Asset Value                                Net Asset Value    Net Asset Value

Lower Load Funds....  Net Asset Value if shares were acquired upon   Net Asset Value    Net Asset
                      exchange of any Load Fund. Otherwise,                             Value
                      difference in sales charge will apply.

No Load Funds.......  Offering Price if No Load shares were          Net Asset Value     Net Asset Value
                      directly purchased. Net Asset Value if No      if No Load shares
                      Load shares were acquired upon exchange of     were acquired
                      shares of any Load Fund. Difference in sales   upon exchange of
                      charge will apply if No Load shares were       shares of any
                      acquired upon exchange of Lower Load shares.   Load Fund or any
                                                                     Lower Load Fund;
                                                                     otherwise, Of-
                                                                     fering Price.



  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (b) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; (g) certificates representing shares must be returned before shares can be exchanged; and (h) if the fund offers more than one class of shares, the exchange must be between the same class of shares.


  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  There is no fee for exchanges among the AIM Funds. A service fee of $5 per transaction may, however, be charged by AIM Distributors on accounts of market timing investment firms to help to defray the costs of maintaining an automated exchange service. This service fee will be charged against the market timing account from which shares are being exchanged.



  Shares to be exchanged are redeemed at their net asset value as determined at the close of business on the day that an exchange request in proper form (described below) is received by AFS in its Houston, Texas office, provided that such request is received prior


RET 11/95
to 4:15 p.m. Eastern Time. Exchange requests received after this time will result in the redemption of shares at their net asset value as determined at the close of business on the next business day. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received by AIM Distributors, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (see "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



  AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."



  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at the appropriate telephone number indicated under the caption "How to Purchase Shares." If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the applicable fund(s) as long as such request is received prior to 4:15 p.m. Eastern Time. The Transfer Agent and AFS will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security number and current address, and mailings of confirmations promptly after the transaction.


--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of shares of Lower Load Funds and No Load Funds, a contingent deferred sales charge of 1% applies to purchases of $1,000,000 or more that are redeemed within 18 months of the date of purchase. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-month period (i) shares of any Load Fund or Class C shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances:



          (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under
     Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3)


RET 11/95
     of the Code, where (a) the initial amount invested by a Plan in one or more of the AIM Funds is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;



          (2) redemptions of shares following the registered shareholder's (or in the case of joint accounts, all registered joint owners') death or disability, as defined in Section 72(m)(7) of the Code; and



          (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000.



  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.


  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account as indicated on the account application; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA-SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth at that item of the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security number and current address, and mailings of confirmations promptly after the transaction. The telephone redemption privilege is not available on accounts where the address has been changed within 30 days prior to a redemption. The redemption proceeds will not be mailed or wired except to the address of record or bank of record.



  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to 4:15 p.m. Eastern Time, the redemption will be made at the net asset value determined at 4:15 p.m. Eastern Time and payment will be generally transmitted on the next business day.



  REDEMPTIONS BY CHECK (NO LOAD FUNDS). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from the No Load Funds. Checks may be drawn in any amount of $250 or more. This privilege does not apply to retirement accounts or qualified plans. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.


  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written

RET 11/95
redemptions) is received by the Transfer Agent, except that shares which are subject to a contingent deferred sales charge program for large purchases described above may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form by dealers prior to 4:15 p.m. Eastern Time on any business day of an AIM Fund and either received by the Transfer Agent in its Houston, Texas office prior to 5:00 p.m. Central Time on that day or transmitted by dealers to the Transfer Agent through the facilities of NSCC by 7:00 p.m. Eastern Time on that day, will be confirmed at the price determined as of the close of that day. Orders received by dealers after 4:15 p.m. Eastern Time will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent through the facilities of NSCC. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by 4:15 p.m. Eastern Time on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.



  Payment of the proceeds of redeemed shares is normally mailed within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the New York Stock Exchange is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.



  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.



  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the United States Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the New York Stock Exchange Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in shares of the AIM Fund from which the redemption was made, at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter any capital gains payable. If there has been a loss on the redemption, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of the same fund within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of shares of any AIM Fund, and who subsequently reinvest a portion or all of the value of the redeemed shares in shares of the same AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment.


RET 11/95

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:15 p.m. Eastern Time (12:00 noon and 4:15 p.m. Eastern Time with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the New York Stock Exchange (the "NYSE"), closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined 15 minutes following the close of the NYSE on such day. The net asset value per share is calculated by subtracting a fund's liabilities from its assets and dividing the result by the total number of fund shares outstanding. The determination of each fund's net asset value per share is made in accordance with generally accepted accounting principles. Among other items, a fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE SHARES value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.


--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.


                                                                            DISTRIBUTIONS         DISTRIBUTIONS
                                                                               OF NET                OF NET
                                                 DIVIDENDS FROM               REALIZED              REALIZED
                                                 NET INVESTMENT              SHORT-TERM             LONG-TERM
       FUND                                          INCOME                 CAPITAL GAINS         CAPITAL GAINS
       ----                                      --------------             -------------         -------------
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually      annually              annually
AIM BALANCED FUND.........................  declared and paid quarterly     annually              annually
AIM CHARTER FUND..........................  declared and paid quarterly     annually              annually
AIM CONSTELLATION FUND....................  declared and paid annually      annually              annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid quarterly     annually              annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually      annually              annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly    annually              annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly    annually              annually
AIM GROWTH FUND...........................  declared and paid annually      annually              annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly    annually              annually
AIM INCOME FUND...........................  declared daily; paid monthly    annually              annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly    annually              annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually      annually              annually
AIM LIMITED MATURITY TREASURY SHARES......  declared daily; paid monthly    quarterly             annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly    at least annually     annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly    annually              annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly    annually              annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly    at least annually     annually
AIM TAX-FREE INTERMEDIATE SHARES..........  declared daily; paid monthly    annually              annually
AIM VALUE FUND............................  declared and paid annually      annually              annually
AIM WEINGARTEN FUND.......................  declared and paid annually      annually              annually



RET 11/95

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.


  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.



  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.


  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS


  Each AIM Fund has qualified or intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.



  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND SHARES (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY SHARES, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE SHARES will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year.


  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on income dividends (other than exempt-interest dividends and capital gain dividends) and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


  Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. Government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.


RET 11/95

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.


  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.


  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM INTERMEDIATE GOVERNMENT FUND AND AIM LIMITED MATURITY TREASURY
SHARES -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. Government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.



  AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution
(1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.


--------------------------------------------------------------------------------

GENERAL INFORMATION


  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM LIMITED MATURITY TREASURY SHARES, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AND AIM TAX-EXEMPT CASH FUND, for which The Bank of New York, 110 Washington Street, New York, New York 10286, serves as custodian. Texas Commerce Bank National Association, P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and as dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and has passed upon the legality of the shares offered pursuant to this Prospectus.


  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an AFS Client Services Representative by calling (713) 626-1919 (extension 5224) (in Houston), or toll-free at (800) 959-4246 (elsewhere). The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



RET 11/95

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by calling (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere). This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



RET 11/95

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------------------------------------------------------
                                                                |
                                GIVE SOCIAL SECURITY            |                                    GIVE TAXPAYER I.D.
ACCOUNT TYPE                    NUMBER OF:                      |   ACCOUNT TYPE                     NUMBER OF:
------------                    ----------                      |   ------------                     ------------------
Individual                     Individual                       |   Trust, Estate, Pension           Trust, Estate, Pension
                                                                |   Plan Trust                       Plan Trust and not
                                                                |                                    personal TIN of fiduciary
                                                                |
Joint Individual               First individual listed in the   |
                               "Account Registration" portion   |
                               of the Application               |
                                                                |
Unif. Gifts to Minors/Unif.    Minor                            |   Corporation, Partnership,        Corporation, Partnership,
Transfers to Minors                                             |   Other Organization               Other Organization
                                                                |
Legal Guardian                 Ward, Minor or                   |
                               Incompetent                      |
                                                                |
Sole Proprietor                Owner of Business                |    Broker/Nominee                  Broker/Nominee
                                                                |
--------------------------------------------------------------------------------------------------------------------------------



  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed Internal Revenue Service ("IRS") Form W-8.
  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.
  An investor is subject to backup withholding if:
  (1) the investor fails to furnish a correct TIN to the Fund, or
  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.
  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.
  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions accompanying Form W-9 (which can be obtained from the IRS) and includes, among others, the following:
o a corporation
o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
o the United States or any of its agencies or instrumentalities
o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
o a foreign government or any of its political subdivisions, agencies or instrumentalities
o an international organization or any of its agencies or instrumentalities
o a foreign central bank of issue
o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
o a futures commission merchant registered with the Commodity Futures Trading Commission
o a real estate investment trust
o an entity registered at all times during the tax year under the Investment Company Act of 1940
o a common trust fund operated by a bank under Section 584(a)
o a financial institution
o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
o a trust exempt from tax under Section 664 or described in Section 4947 Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Internal Revenue Code of 1986, as amended.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three


RET 11/95
calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."


  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the New Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of The AIM Family of Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of The AIM Family of Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as agent subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice.


  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the New Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as agent subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").


RET 11/95

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


RET 11/95

[AIM LOGO APPEARS HERE]      THE AIM FAMILY OF FUNDS(R)



Investment Advisor
A I M Advisors, Inc.
11 Greenway Plaza, Suite 1919
Houston, TX 77046-1173



Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



Custodian
The Bank of New York
110 Washington Street, 8th Floor
New York, NY 10286



Principal Underwriter
A I M Distributors, Inc.

P.O. Box 4333
Houston, TX 77210-4333




Independent Accountants
KPMG Peat Marwick LLP
700 Louisiana
NationsBank Building
Houston, TX 77002




For more complete information about any other fund in The AIM Family of Funds, including charges and expenses, please call (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere), or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                        AIM INVESTMENT SECURITIES FUNDS

                            _______________________



                      AIM LIMITED MATURITY TREASURY SHARES
              (A CLASS OF THE LIMITED MATURITY TREASURY PORTFOLIO)


                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS  77046-1173
                                 (713) 626-1919


                            _______________________



       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
  IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUND,
   A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR
                                   BY WRITING

                    A I M DISTRIBUTORS, INC., P.O. BOX 4333,
                           HOUSTON, TEXAS 77210-4333
           OR BY CALLING (713) 626-1919, EXTENSION 5001 (IN HOUSTON)
                         OR (800) 347-4246 (ELSEWHERE).



                            _______________________



          STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 17, 1995
                RELATING TO PROSPECTUS DATED:  NOVEMBER 17, 1995

                               TABLE OF CONTENTS


                                                                                                                     Page
                                                                                                                     ----
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Trust and its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Yield Calculations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Additional Investment Restrictions of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Investing in Securities Owned by Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Investing for Control  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Remuneration of Trustees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
         Investment Advisory and Other Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

THE DISTRIBUTION AGREEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

NET ASSET VALUE DETERMINATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Reinvestment of Dividends and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Excise Tax on Regulated Investment Companies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Fund Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Sale or Redemption of Fund Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

DESCRIPTION OF FUND SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-1

                                  INTRODUCTION



         AIM Investment Securities Funds (formerly, AIM Investment Securities Funds, Inc.) (the "Trust") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus (the "Prospectus"), dated November 17, 1995 which relates to the Trust's AIM Limited Maturity Treasury Shares (the "Retail Class"), a class of the Limited Maturity Treasury Portfolio (the "Fund"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the shares of the Retail Class, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4333, Houston, Texas 77210-4333, or by calling (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere). Investors must receive and should read a Prospectus before they invest in any Fund.


         This Statement of Additional Information is intended to furnish investors with additional information concerning the Fund. Some of the information set forth in this Statement of Additional Information is also included in the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

         The Trust was previously incorporated as a Maryland corporation on November 4, 1888. Pursuant to an Agreement and Plan of Reorganization, the Fund was reorganized on October 15, 1993, as a portfolio of AIM Investment Securities Funds, a Delaware business trust. A copy of the Trust's Agreement and Declaration of Trust dated May 5, 1993, as amended (the "Trust Agreement") is on file with the SEC. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         On October 15, 1993, the Fund succeeded to the assets and assumed the liabilities of a fund with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Fund (or a class thereof) is that of the Predecessor Fund (or corresponding class thereof). Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "Organization of the Trust" and "How to Redeem Shares."

         The assets received by the Trust for the issuance or sale of shares of each class, and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that Fund. They constitute the underlying assets of the Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to the Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

        Each share of beneficial interest of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Board. The Fund offers two separate classes of shares: AIM Limited Maturity Treasury Shares, a retail class, and Institutional Shares, an institutional class. Each class represents interests in the same portfolio of investments but, as further described in the Prospectus, each such class is subject to differing sales charges (if applicable) and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the Fund available for distribution.



                            PERFORMANCE INFORMATION

YIELD CALCULATIONS

         Yields for the Fund used in advertising are computed as follows: (a) divide the Fund's income for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive dividends during the period; (b) divide the figure arrived at in step (a) by the Fund's offering price (including the maximum sales charge) at the end of the period; and (c) annualize the result (assuming compounding of income) in order to arrive at an annual percentage rate. For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.


         A Fund may also quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price. The distribution rates for the Retail Class for the thirty day period ended July 31, 1995 was 5.91%. These distribution rates were calculated by dividing dividends declared over the thirty days ended July 31, 1995, as applicable, by the applicable Fund's maximum offering price at the end of those periods and annualizing the results.


         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any changes in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

         In addition to average annual total return, a Fund may quote unaveraged or cumulative total return reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking any applicable maximum sales charge into account. If quoted without the sales charge, the performance quotation will be noted by an asterisk or other conspicuous footnote disclosing this fact. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.

HISTORICAL PORTFOLIO RESULTS

         A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. A Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.

         A Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts. In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. An investor should be aware that an investment in a Fund is subject to risks not present in ownership of a certificate of deposit, due to possible greater risk of loss of capital.


         From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



         From time to time sales literature and/or advertisements may disclose
(i) top holdings included in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



         The following chart shows the total returns for the Retail Class for the one and five year periods ended July 31, 1995, and the period beginning December 15, 1987 (date operations commenced) through July 31, 1995.



                                                        AVERAGE
                                                     ANNUAL RETURN            CUMULATIVE RETURN
                                                     -------------            -----------------
                 One year ended 07/31/95                 5.30%                      5.30%
                 Five year ended 07/31/95                6.08%                     34.34%
                 12/15/87 through 07/31/95               6.72%                     64.24%



         The 30-day yield for the Retail Class as of July 31, 1995 was 5.30%



         During the one-year period ended July 31, 1995, a hypothetical $1,000 investment in the Retail Class at the beginning of such period would have been worth $1,052.99. During the five-year period ended July 31, 1995, a hypothetical $1,000 investment in the Retail Class at the beginning of such period would have been worth $1,343.44. For the period from December 15, 1987 (date operations commenced) through July 31, 1995, a hypothetical $1,000 investment in the Retail Class would have been worth $1,642.40. Each of these figures assume the maximum sales charge was paid and all distributions were reinvested.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

         Subject to policies established by the Board of Trustees of the Trust, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for the Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions, and where applicable, for the negotiation of commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.

         AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which AIM deems to be beneficial to the Fund's investment program. Such research services supplement AIM's own research. Research services may include the following: statistical and background information on the U.S. economy, industry groups and individual companies; forecasts and interpretations with respect to the U.S. money market, fixed income markets, equity markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; the providing of equipment used to communicate research information; the arranging of meetings with management of companies; and the providing of access to consultants who supply research information. Certain research services furnished by dealers may be useful to AIM with clients other than the Fund. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Fund. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Fund by improving the quality of AIM's investment advice. The advisory fee paid by the Fund is not reduced because AIM receives such services, however, because AIM must evaluate information received as a result of such services, and receipt of such services does not reduce AIM's workload.


         Provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.



         AIM and its affiliates manage several other investment companies (the "AIM Funds"), some of which may have investment objectives similar to those of the Fund. It is possible that, at times, identical securities will be appropriate for investment by the Fund and by one or more of the AIM Funds.
The position of each account, however, in the securities of the same issue, may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of the AIM Funds is considered at or about the same time, transactions in such securities will be allocated among the Fund and the AIM Funds in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Board of Trustees has adopted procedures pursuant to Rule 17a-7 under the 1940 Act related to portfolio transactions between the Fund and the AIM Funds and the Fund may from time to time enter into transactions in accordance with such Rule and procedures.


         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.


         In some cases, the procedure for allocating portfolio transactions among the Fund and the AIM Funds could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of the Fund and the AIM Funds, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         Subject to the overall objective of obtaining the best price and most favorable execution for the Fund, AIM may also consider sales of shares of the Fund and of the other AIM Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


         The Fund paid no brokerage commissions to brokers affiliated with the Fund during the past three fiscal years of the Fund.


PORTFOLIO TURNOVER

         High portfolio turnover involves corresponding greater transaction costs which are borne directly by the Fund, and may increase capital gains which are taxable as ordinary income when distributed to shareholders.


         Changes in the portfolio holdings of the Fund are made without regard to whether a sale would result in a profit or loss. The turnover rates of the Fund for the fiscal year ended July 31, 1995, the eleven month period ended July 31, 1994 and the fiscal year ended August 31, 1993 were 120.01%, 120.40%, and 122.99%, respectively.



                       INVESTMENT OBJECTIVES AND POLICIES

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the heading "Investment Programs" and should be read only in conjunction with the Prospectus. There can be no assurance that the Fund will achieve its investment objective. The values of the securities in which the Fund invests fluctuate based upon interest rates and market factors.

         REPURCHASE AGREEMENTS. The Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of an investment contract from a financial institution, such as a bank or broker-dealer, which contract is secured by U.S. Treasury obligations of the type described above whose value is equal to or greater than the value of the repurchase agreement, including the agreed-upon interest. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by the Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligations, the Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. The Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by the Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, the Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess of seven (7) calendar days from the date of acquisition by the Fund, unless the Fund has the right to require the selling institution to repurchase the underlying securities within seven (7) days of the date of acquisition.


                            INVESTMENT RESTRICTIONS

         The most significant investment restrictions applicable to the Fund's investment program are set forth in the Prospectus. The percentage limitations set forth in such restrictions are calculated by giving effect to the purchase in question and are based upon values at the time of purchase. The Fund may, however, retain any security purchased in accordance with such restrictions irrespective of changes in the values of the Fund's assets occurring subsequent to the time of purchase.

         Additionally, as a matter of fundamental policy which may not be changed without the affirmative vote of the holders of a majority of the outstanding shares of beneficial interest of all classes of the Fund, the Fund will not:


                 (1) mortgage, pledge or hypothecate any assets except to secure permitted borrowings of money from banks for temporary or emergency purposes and then only in amounts not in excess of 33-1/3% of the value of its total assets at the time of such borrowing;


                 (2) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting;

                 (3) invest in real estate;

                 (4) purchase or sell commodities or commodity futures contracts, engage in arbitrage transactions, purchase securities on margin, make short sales or invest in puts or calls;

                 (5) purchase oil, gas or mineral interests;

                 (6) invest in any obligation not payable as to principal and interest in United States currency;

                 (7) invest 25% or more of the value of its total assets in securities of issuers engaged in any one industry (excluding securities which are a direct obligation of the U.S. Treasury or are repurchase agreements with respect to a direct obligation of the U.S. Treasury);

                 (8) acquire any security having a remaining term to maturity greater than three years; or

                 (9) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

         The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of the Fund are eligible for investment by a federal credit union. In order to ensure that shares of the Fund meet the requirements for eligibility for investment by federal credit unions, the Fund has adopted the following policies:

                 (1) The Fund will enter into repurchase agreements only with:
         (i) banks insured by the Federal Deposit Insurance Corporation (FDIC);
         (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book - Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

                 (2) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

                 (3) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

                 (4) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

         In addition, in order to comply with regulations governing the liquidity requirements applicable to federal savings and loan associations, as a matter of fundamental policy, the Fund will only invest in eligible securities having a remaining term to maturity of three years or less.

ADDITIONAL INVESTMENT RESTRICTIONS OF THE FUND

         The Fund's investment programs are also subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are not matters of fundamental policy and may be changed at any time by the trustees without the approval of shareholders.

INVESTING IN SECURITIES OWNED BY TRUSTEES AND OFFICERS

         The Fund will purchase securities of an issuer if the officers and trustees of the Trust and the officers and directors of the Fund's investment advisor collectively own beneficially over 5% of the outstanding voting securities of such issuer, in each case excluding holdings of any officer, trustee or director of less than 1/2 of 1% of the outstanding voting securities of such issuer.

INVESTING FOR CONTROL

         The Fund will not invest in companies for purposes of exercising control or management.

         In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should the Fund determine that any such commitment is no longer in the best interest of their respective shareholders, they will revoke the commitment by terminating sales of their shares in the states involved.


                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.


         *CHARLES T. BAUER, Trustee and Chairman (76)



         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.



         BRUCE L. CROCKETT, Trustee (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD  20817



         Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises and COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).



         OWEN DALY II, Trustee (71)
         Six Blythewood Road
         Baltimore, MD  21210



         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.






__________________________________

* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

         *CARL FRISCHLING, Trustee (58)
         919 Third Avenue
         New York, NY  10022



         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).



         **ROBERT H. GRAHAM, Trustee and President (48)



         Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.



         JOHN F. KROEGER, Trustee (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD  21663



         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



         LEWIS F. PENNOCK, Trustee (53)
         8955 Katy Freeway, Suite 204
         Houston, TX  77024



         Attorney in private practice in Houston, Texas.



         IAN W. ROBINSON, Trustee (72)
         183 River Drive
         Tequesta, FL  33469



         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.






__________________________________

* A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

         LOUIS S. SKLAR, Trustee (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX  77056



         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).



         ***JOHN J. ARTHUR, Senior Vice President and Treasurer (51)



         Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.



         GARY T. CRUM, Senior Vice President (48)



         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.



         ***CAROL F. RELIHAN, Vice President and Secretary (41)



          Senior Vice President, Secretary and General Counsel, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and Secretary, A I M Global Associates, Inc. and
A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company.



         DANA R. SUTTON, Vice President and Assistant Treasurer (36)



         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.



         MELVILLE B. COX, Vice President (52)



         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.






__________________________________

***     Mr. Arthur and Ms. Relihan are married.

                 KAREN DUNN KELLEY, Vice President (35)



         Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Trust's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Trust's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         All of the trustees of the Trust also serve as directors or trustees of some or all of the other AIM Funds. Certain of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

REMUNERATION OF TRUSTEES

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended July 31, 1995 for each trustee of the Fund:

  ============================================================================================
                                                             RETIREMENT
                                         AGGREGATE            BENEFITS               TOTAL
                                       COMPENSATION           ACCRUED             COMPENSATION
                                         FROM THE             BY ALL                FROM ALL
        DIRECTOR                         FUND(1)            AIM FUNDS(2)          AIM FUNDS(3)
  --------------------------------------------------------------------------------------------
  Charles T. Bauer                      $        0          $          0         $          0
  --------------------------------------------------------------------------------------------
  Bruce L. Crockett (4)                      1,027                 2,814               45,094
  --------------------------------------------------------------------------------------------
  Owen Daly II (5)                           1,022                14,375               45,844
  --------------------------------------------------------------------------------------------
  Carl Frischling (4)                        1,027                 7,542               45,094
  --------------------------------------------------------------------------------------------
  Robert H. Graham                               0                     0                    0
  --------------------------------------------------------------------------------------------
  John F. Kroeger (5)                        1,022                20,517               45,844
  --------------------------------------------------------------------------------------------
  Lewis F. Pennock (5)                       1,022                 5,093               45,844
  --------------------------------------------------------------------------------------------
  Ian W. Robinson (4)                        1,017                10,396               45,094
  --------------------------------------------------------------------------------------------
  Louis S. Sklar (4)                         1,017                 4,682               45,094
  ============================================================================================


______________________


(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended July 31, 1995, including interest earned thereon, was $4,268.



(2) During the fiscal year ended July 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $1,231. Data reflects compensation earned for the calendar year ended December 31, 1994.



(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.



(4) Messrs. Crockett, Frischling, Robinson and Sklar also each received $221 as compensation from the Trust during the fiscal year ended July 31, 1995, which represents compensation from AIM Adjustable Rate
         Government Fund ("ARM").   ARM was a portfolio of the Trust until
         November 18, 1994, when it was merged into AIM Intermediate Government Fund, which is a portfolio of the AIM Funds Group, a Delaware business trust.



(5) Messrs. Daly, Kroeger and Pennock also each received $219 as compensation from the Trust during the fiscal year ended July 31, 1995, which represents compensation from ARM.



AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES



         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustee's compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any AIM Fund.



         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.



                                         Annual Compensation Paid By
                                                 All AIM Funds

                                           $60,000          $65,000
                          =========================================
 Number of                10               $30,000          $32,500
 Years of                 -----------------------------------------
 Service With              9               $27,000          $29,250
 the AIM Funds            -----------------------------------------
                           8               $24,000          $26,000
                          -----------------------------------------
                           7               $21,000          $22,750
                          -----------------------------------------
                           6               $18,000          $19,500
                          -----------------------------------------
                           5               $15,000          $16,250
                          =========================================



DEFERRED COMPENSATION AGREEMENTS



         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a trustee of the Fund. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.



         During the fiscal year ended July 31, 1995 the Fund paid $2,245 in legal fees to Reid & Priest, the law firm in which Mr. Frischling, a trustee of the Trust, was a partner. During the fiscal year ended July 31, 1995 the Fund paid $1,044 to Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, the law firm in which

Mr. Frischling, a trustee of the Trust, is a partner.



INVESTMENT ADVISORY AND OTHER SERVICES



         AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers". AIM Capital, a wholly-owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.



         AIM was organized in 1976, and advises or manages 37 investment company portfolios. As of November 1, 1995, the total assets of the investment company portfolios advised or managed by AIM and its affiliates were approximately $39.5 billion.



         AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code of Ethics also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code of Ethics). Violations of the Code of Ethics may result in censure, monetary penalties, suspension or termination of employment.


         The Trust, on behalf of the Fund, has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") and a Master Administrative Services Agreement (the "Administrative Services Agreement") with AIM. See "Management" in the Prospectus.

         The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to trustees and shareholder meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement provides that if, for any fiscal year, the total of all ordinary business expenses of a Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation costs, exceed the applicable expense limitations imposed by state securities regulations in any state in which the Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fee otherwise payable to AIM during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse the Fund, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).


         The Advisory Agreement became effective on October 18, 1993 and will continue in effect until June 30, 1996 and from year to year thereafter only if such continuance is specifically approved at least annually by the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment. Under the Advisory Agreement, AIM is entitled to receive from the Fund a fee calculated at the annual rate of 0.20% of the first $500 million of the average daily net assets, plus 0.175% of the average daily net assets in excess of $500 million.



         For the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994 and the fiscal years ended August 31, 1993 and 1992, AIM received advisory fees of $809,449, $942,205, $819,683 and $495,425, respectively.



         The Administrative Services Agreement for the Fund provides that AIM may provide or arrange for the performance of certain accounting, shareholder servicing and other administrative services to the Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from the Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by AIM and the Board of Trustees. The Administrative Services Agreement provides that such agreement will continue in effect until June 30, 1996, and shall continue in effect from year to year thereafter if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and
(ii) the affirmative vote of a majority of the Non-Interested Trustees, by votes cast in person at a meeting called for such purpose. The Administrative Services Agreement was approved by the Board of Trustees (including the Non-Interested Trustees) and became effective on October 18, 1993.



         For the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994 and the fiscal years ended August 31, 1993 and 1992, the Fund reimbursed AIM for certain accounting, shareholder servicing and administrative services $82,199, $91,445, $90,365 and $39,024, respectively.



         In addition, a sub-contract effective October 18, 1993 through October 31, 1994 between AIM and A I M Funds Services, Inc. ("AFS"), a registered transfer agent and a wholly-owned subsidiary of AIM, provided that AFS perform certain shareholder services for the Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AFS was entitled to receive from AIM such reimbursement of its costs associated with providing those services.



         For the eleven month period ended July 31, 1994 and the period August 1, 1994 through October 31, 1994, AFS received shareholder services fees from AIM with respect to the Retail Class in the amount of $47,173 and $21,079 respectively.



         In addition, the Transfer Agency and Service Agreement, which became effective November 1, 1994, provides that AFS will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Fund, maintain shareholder accounts and provide shareholders with information regarding the Fund and other accounts.



         For the period November 1, 1994 through July 31, 1995, AFS received from the Fund transfer agency and shareholder services fees with respect to the Retail Class in the amount of $91,753.


DISTRIBUTION PLAN


         The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to the Retail Class. The Plan provides that the Retail Class pay a fee to AIM Distributors for distribution-related services performed by AIM Distributors, including, but not limited to, expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan. Under the Plan, AIM Distributors is entitled to receive a distribution fee, which is accrued daily and paid monthly, of 0.15% on an annualized basis of the average daily net assets of the Retail Class. Such amounts are intended to compensate AIM Distributors for expenses incurred by it in performing activities which are primarily intended to result in the sale of shares of the Retail Class. The terms of the Plan are discussed in the Prospectus.

         AIM Distributors is a wholly-owned subsidiary of AIM, which is a wholly-owned subsidiary of AIM Management.

         The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Trust's Board of Trustees reviews these reports in connection with their decisions with respect to the Plan.

         As required by Rule 12b-1 under the 1940 Act, the Plan was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees") on July 19, 1993. In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Retail Class and its shareholders.


         The Plan, unless terminated earlier in accordance with its terms, shall continue in effect until June 30, 1996, and each year thereafter as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees, including a majority of the Qualified Trustees.


         The Plan may be terminated by a vote of a majority of the Qualified Trustees, or, with respect to a Retail Class, by a vote of a majority of the holders of the outstanding voting securities of the Retail Class. Any change in the Plan that would increase materially the distribution expenses paid by the Retail Class requires shareholder approval; otherwise the Plan may be amended by the Trust's Board of Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.


         For the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994 and the fiscal years ended August 31, 1993 and 1992, AIM Distributors received fees in the amount of $421,183, $465,792, $465,992 and $277,921, respectively, which constituted 0.15%, 0.15% (annualized), 0.15% and 0.15%, respectively, of the average daily net assets of the Retail Class. The fees paid by the Retail Class during the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994 and the fiscal years ended August 31, 1993 and 1992 were estimated to be spent as follows:



                                                               1995         1994        1993         1992
                                                               ----         ----        ----         ----

Advertising                                                 $  61,000   $       0    $       0    $   5,645
Printing and mailing                                          101,000      18,632      102,518      104,635
Shareholder Service Agreements                                409,000     447,160      363,474      262,570


         Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected by AIM Distributors from time to time to provide distribution assistance in connection with the sale of the shares of the Retail Class to such dealers' customers, and to provide continuing personal shareholder services to customers who may, from time to time, directly or beneficially own shares of the Retail Class. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Retail Class; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the shares of the Retail Class; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the shares of the Retail Class; and providing such other information and services as the Retail Class or the customer may reasonably request.

         Under the Plan, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plan to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Retail Class and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Retail Class shares; and such other administrative services as a Retail Class reasonably may request, to the extent permitted by applicable statute, rule or regulation.

         The Plan is subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

         AIM Distributors does not act as principal, but rather as agent for the Retail Class, in making dealer incentive and shareholder servicing payments under the Plan. These payments are an obligation of the Retail Class and not of AIM Distributors. Similar agreements may be permitted under the Plan for institutions which provide recordkeeping for and administrative services to 401(k) plans.


                           THE DISTRIBUTION AGREEMENT


         Information concerning AIM Distributors and the continuous offering of shares of the Retail Class is set forth in the Prospectus under the caption "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." The Distribution Agreement (the "Distribution Agreement") became effective on October 18, 1993. The Distribution Agreement provides that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Retail Class relating to public offerings made by AIM Distributors pursuant to the Distribution Agreement (other than those prospectuses and statements of additional information distributed to existing shareholders of the Retail Class), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of shares of the Retail Class, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of the Retail Class.



         The Distribution Agreement will continue in effect until June 30, 1996 and from year to year thereafter only if such continuation is specifically approved at least annually by (i) the Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Fund or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined under the 1940 Act.

         For the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994 and the fiscal years ended August 31, 1993 and 1992, the total sales charges paid in connection with the sale of shares of the Retail Class of the Fund were $377,682, $384,784, $643,871 and $1,196,449, respectively, of which AIM Distributors retained $89,885, $98,879, $186,658 and $228,718, respectively.



                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Retail Class may be purchased appears in the Prospectus under the caption "How to Purchase Shares", "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."


         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.



         The sales charge normally deducted on purchases of shares of the Retail Class is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who, because of their relationship with the Retail Class or with AIM and its affiliates, are familiar with the Retail Class (e.g., due to the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Fund's best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares of the Retail Class through AIM Distributors without payment of a sales charge. The persons who may purchase shares of the Retail Class without a sales charge are set forth in the Prospectus under the caption "Terms and Conditions of Purchase of the AIM Funds".


         Complete information concerning the method of exchanging shares of the Retail Class for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchange Privilege."


         Information concerning redemption of shares of the Retail Class is set forth in the Prospectus under the caption "How to Redeem Shares." In addition to the Fund's obligations to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (713) 626-1919 (in Houston) or (800) 949-4246 (elsewhere)) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of per share of the Retail Class next determined after such order is received. Such arrangement is subject to timely receipt by AFS, transfer agent for the Retail Class, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by AIM Distributors when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


         The Trust agrees to redeem shares of a Fund, or any other future portfolios of the Trust, solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                         NET ASSET VALUE DETERMINATION

         Shares of the Funds offered by the Prospectus are sold at their net asset value plus a sales charge of 1.00% of the public offering price per share (1.01% of the amount invested), scaled down on purchases of $100,000 or more. Shareholders may at any time redeem all or a portion of their shares at net asset value without charge. The investor's price for purchase or redemption will be determined by the net asset value of the relevant Fund's shares next determined following the receipt of an order to purchase or a request to redeem shares. The net asset value of the Funds vary depending on the market value of their respective assets.


         In accordance with the current SEC rules and regulations, the net asset value of a share of a Fund is determined once daily as of 4:15 p.m. Eastern Time on each business day of the Fund by subtracting the Fund's liabilities (e.g., accrued expenses and dividends payable) from the value of Fund's securities, cash and other assets (including interest accrued but not collected), and dividing the result by the total number of Fund shares outstanding. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined 15 minutes following the close of the NYSE on such day. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         Securities will be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices or yield equivalent based upon quotes furnished by market makers for such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates fair market value.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of the Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfy certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, the Fund must
(1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the Fund's principal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, if a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a "qualified covered call option" with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by a Fund (such as regulated futures contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss is recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service ("IRS") has held in several private rulings that gains arising from Section 1256 contracts will be treated for purposes of Short-Short Gain Test as being derived from securities held not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.


         A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirement described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES


         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         The Fund anticipates distributing substantially all of its investment company taxable income and short-term capital gains for each taxable year.
Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

         The Fund may either retain or distribute to shareholders its net long-term capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or any other fund in The AIM Family of Funds). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year.

         The Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF FUND SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring shares of a Fund, (ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the same or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.


         If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends and return of capital distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the Fund.


                           DESCRIPTION OF FUND SHARES

         Each share of the Fund is entitled to one vote, to participate equally in dividends and distributions declared with respect to shares of the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


                           MISCELLANEOUS INFORMATION

AUDIT REPORTS

         The Board of Trustees will issue to the shareholders at least semi-annually the Fund's financial statement. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP serves as the auditors of the Fund.

LEGAL MATTERS

         Legal matters of the Trust are passed upon by Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York (the "Custodian"), 110 Washington Street, 8th Floor, New York, New York 10286, is custodian of all securities and cash of the Fund. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by a Fund, and performs certain other ministerial duties. A I M Fund Services, Inc. (the "Transfer Agent"), P.O. Box 4739, Houston, Texas 77210-4739, is transfer and dividend disbursing agent for the Retail Class. The Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES


         As of November 1, 1995, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of the Trust.



RETAIL CLASS:
-------------



         To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Class, as of November 1, 1995 and the percent of outstanding shares owned by such shareholders are as follows:



                                                                          Percent
     Name and Address                                                     Owned of
     of Record Owner                                                    Record Only*
     ---------------                                                    -----------
     Merrill Lynch Pierce Fenner & Smith                                   13.9%
     AIDS/Street Account
     Mutual Fund Operations
     Attn: Private Client Group
     P. O. Box 45286
     Jacksonville, FL 32232-5286

     BHC Securities Inc.                                                    7.8%
     FBO CB Clients
     Trade House Account
     2005 Market Street
     Philadelphia, PA 19103

     Bob & Co
     c/o Bank of Boston                                                     5.2%
     Attn: Mutual Funds
     P. O. Box 1809
     Boston, MA 02105






__________________________________

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

INSTITUTIONAL CLASS:
--------------------

     To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding shares of the Institutional Class, as of November 1, 1995 and the percent of outstanding shares owned by such shareholders are as follows:





                                                                          Percent
     Name and Address                                                     Owned of
     of Record Owner                                                    Record Only*
     ---------------                                                    -----------
     Mellon Bank, N.A.                                                     58.18%**
     Three Mellon Center
     Pittsburgh, PA 15259

     The Northern Trust Co.                                                14.86%
     P. O. Box 92956
     Chicago, IL 60675

     Frost National Bank                                                   10.20%
     P. O. Box 1600
     San Antonio, TX 78296

     U. S. Bank of Washington                                               8.18%
     P. O. Box 3168
     Portland, OR 97208






__________________________________

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


** A shareholder who holds more than 25% of the oustanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                              FINANCIAL STATEMENTS

                         o INDEPENDENT AUDITORS' REPORT

                         The Board of Trustees and Shareholders of
                         AIM Investment Securities Funds


                         We have audited the accompanying statement of assets and liabilities of the Limited Maturity Treasury Portfolio (a series of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the eleven months ended July 31, 1994 and the financial highlights for the year then ended, the eleven months ended July 31, 1994, each of the years in the five-year period ended August 31, 1993 and the period December 15, 1987 (date operations commenced) through August 31, 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



                                We conducted our audits in accordance with
                         generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



                                In our opinion, the financial statements and
                         financial highlights referred to above present fairly, in all material respects, the financial position of the Limited Maturity Treasury Portfolio as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven months ended July 31, 1994, and the financial highlights for the year then ended, the eleven months ended July 31, 1994, each of the years in the five-year period ended August 31, 1993 and the period December 15, 1987 (date operations commenced) through August 31, 1988 in conformity with generally accepted accounting principles.



                                                   /s/ KPMG PEAT MARWICK LLP
                                                   KPMG Peat Marwick LLP



                         September 1, 1995

                         Houston, Texas

SCHEDULE OF INVESTMENTS



July 31, 1995



                                                                 PRINCIPAL
                                                                  AMOUNT
                                                 MATURITY         (000S)            VALUE
U. S. TREASURY SECURITIES

U. S. TREASURY NOTES-98.55%
6.25%                                            08/31/96        $ 33,760        $ 33,922,723
---------------------------------------------------------------------------------------------
6.50%                                            09/30/96          32,480          32,749,259
---------------------------------------------------------------------------------------------
6.875%                                           10/31/96          32,800          33,227,384
---------------------------------------------------------------------------------------------
7.25%                                            11/30/96          32,635          33,225,041
---------------------------------------------------------------------------------------------
7.50%                                            12/31/96          32,725          33,472,439
---------------------------------------------------------------------------------------------
7.50%                                            01/31/97          33,000          33,786,720
---------------------------------------------------------------------------------------------
6.875%                                           02/28/97          32,590          33,100,034
---------------------------------------------------------------------------------------------
6.625%                                           03/31/97          33,185          33,593,507
---------------------------------------------------------------------------------------------
6.50%                                            04/30/97          32,780          33,124,846
---------------------------------------------------------------------------------------------
6.125%                                           05/31/97          32,700          32,832,762
---------------------------------------------------------------------------------------------
5.625%                                           06/30/97          32,725          32,590,500
---------------------------------------------------------------------------------------------
5.875%                                           07/31/97          32,500          32,511,700
---------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                           398,136,915
---------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS-98.55%                                                 398,136,915
---------------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES-1.45%                                        5,873,459
---------------------------------------------------------------------------------------------
         NET ASSETS-100.00%                                                      $404,010,374
=============================================================================================



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES



July 31, 1995



ASSETS:

Investments, at market value (cost $394,125,287)                                 $398,136,915
---------------------------------------------------------------------------------------------
Cash                                                                                   18,054
---------------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                                  2,041,751
---------------------------------------------------------------------------------------------
  Interest                                                                          5,497,050
---------------------------------------------------------------------------------------------
Investment in deferred compensation plan                                                7,430
---------------------------------------------------------------------------------------------
Other assets                                                                          195,658
---------------------------------------------------------------------------------------------
    Total assets                                                                  405,896,858
---------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                                              786,696
---------------------------------------------------------------------------------------------
  Dividends                                                                           947,839
---------------------------------------------------------------------------------------------
  Deferred compensation                                                                 7,430
---------------------------------------------------------------------------------------------
Accrued advisory fees                                                                  67,358
---------------------------------------------------------------------------------------------
Accrued distribution fees                                                              34,365
---------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                            19,330
---------------------------------------------------------------------------------------------
Accrued operating expenses                                                             23,466
---------------------------------------------------------------------------------------------
    Total liabilities                                                               1,886,484
---------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                      $404,010,374

=============================================================================================



                                                 INSTITUTIONAL       AIM
                                                    SHARES          SHARES           FUND
NET ASSETS:                                      $129,530,358    $274,480,016    $404,010,374
=============================================================================================
Shares outstanding, $0.01 par value
  per share                                        12,915,909      27,369,326      40,285,235
=============================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                   $      10.03
=============================================================================================
OFFERING PRICE PER SHARE:
  (Net asset value of $10.03 divided by 99.00%)                                  $      10.13
=============================================================================================



See Notes to Financial Statements.

STATEMENT OF OPERATIONS



For the year ended July 31, 1995



                                                        INSTITUTIONAL         AIM
                                                           SHARES           SHARES            FUND
INVESTMENT INCOME:

Interest                                                 $ 7,406,926      $ 16,714,505     $ 24,121,431
-------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                247,821           561,628          809,449
-------------------------------------------------------------------------------------------------------
Administrative service fees                                   20,670            61,529           82,199
-------------------------------------------------------------------------------------------------------
Custodian fees                                                 7,205             9,215           16,420
-------------------------------------------------------------------------------------------------------
Transfer agent fees                                            2,064           196,628          198,692
-------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                    2,380             5,774            8,154
-------------------------------------------------------------------------------------------------------
Distribution fees                                                 --           421,183          421,183
-------------------------------------------------------------------------------------------------------
Other                                                         60,872           170,765          231,637
-------------------------------------------------------------------------------------------------------
       Total expenses                                        341,012         1,426,722        1,767,734
-------------------------------------------------------------------------------------------------------
Net investment income                                    $ 7,065,914      $ 15,287,783       22,353,697
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) on sales of investment securities                                       (7,239,070)
-------------------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities                                              9,384,912
-------------------------------------------------------------------------------------------------------
       Net gain on investment securities                                                      2,145,842
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       $ 24,499,539
=======================================================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS



For the year ended July 31, 1995 and
the eleven months ended July 31, 1994



                                                                              1995            1994
OPERATIONS:

  Net investment income                                                   $ 22,353,697    $ 18,105,773
------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities                (7,239,070)     (2,745,439)
------------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment securities        9,384,912      (8,181,235)
------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                    24,499,539       7,179,099
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Shares                                                      (7,065,914)     (6,248,089)
------------------------------------------------------------------------------------------------------
  AIM Shares                                                               (15,287,783)    (11,857,684)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS ON
  INVESTMENT SECURITIES                                                             --      (4,076,018)

------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Institutional Shares                                                      (6,229,532)      9,581,280
------------------------------------------------------------------------------------------------------
  AIM Shares                                                               (56,819,839)     (9,292,096)
------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                  (60,903,529)    (14,713,508)
------------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                      464,913,903     479,627,411
------------------------------------------------------------------------------------------------------
  End of period                                                           $404,010,374    $464,913,903
======================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                           $410,024,906    $473,074,277
------------------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                             (10,026,160)     (2,787,090)
------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                               4,011,628      (5,373,284)
------------------------------------------------------------------------------------------------------
                                                                          $404,010,374    $464,913,903
======================================================================================================



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS



July 31, 1995



NOTE 1-SIGNIFICANT ACCOUNTING POLICIES



AIM Investment Securities Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust is organized as a Delaware business trust consisting of one portfolio, the Limited Maturity Treasury Portfolio (the "Fund"). The Fund currently offers two different classes of shares: the AIM Limited Maturity Treasury Shares (the "AIM Shares") and the Institutional Shares. Matters affecting each class are voted on exclusively by such shareholders.



   The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.



A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.



B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Interest income is allocated to each class daily, based upon each class' pro-rata share of the total shares of the Fund outstanding. Realized gains and losses from securities transactions are recorded on the identified cost basis.



C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized short-term capital gains, if any, are distributed quarterly. Net realized long-term capital gains, if any, are distributed annually.



D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $5,819,679, which expires, if not previously utilized, in the year 2003.



E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.



NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES


The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million. This agreement requires AIM to reduce its fee or, if necessary, make payments to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund shares are qualified for sale.

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended July 31, 1995, the Fund reimbursed AIM $58,818 for such services.


   During the year ended July 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $3,349 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Institutional Shares of the Fund. Effective November 1, 1994, A I M Fund Services, Inc. ("AFS") became the transfer agent for the AIM Shares and was paid $91,753 for such services for the nine months ended July 31, 1995.


   The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Shares. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the AIM Shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average net assets attributable to the AIM Shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own AIM Shares of the Fund. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the year ended July 31, 1995, the AIM Shares paid AIM Distributors $421,183 as compensation under the Plan.


   AIM Distributors received commissions of $89,885 during the year ended July 31, 1995 from sales of AIM Shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of AIM shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC, AFS and AIFS.


   The Fund paid legal fees of $2,245 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, the firm Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees. The Fund paid legal fees of $1,044 for services rendered by that firm as counsel. A member of that firm is a trustee of the Trust and, prior to September 1994, was a member of Reid & Priest.

NOTE 3-INVESTMENT SECURITIES



The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 1995 was $488,664,643 and $599,080,810, respectively.



   The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of July 31, 1995 is as follows:



Aggregate unrealized appreciation of investment securities                                $ 4,010,459
-----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                  (94,232)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                      $ 3,916,227
=====================================================================================================



Cost of investments for tax purposes is $394,220,688.




NOTE 4-TRUSTEES' FEES



Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.



NOTE 5-SHARE INFORMATION



Changes in the AIM Shares outstanding during the year ended July 31, 1995 and the eleven months ended July 31, 1994 were as follows:



                                                                1995                           1994
                                                    ----------------------------    ----------------------------
                                                      Shares          Amount          Shares          Amount
                                                    -----------    -------------    -----------    -------------
Sold                                                 15,641,151    $ 155,346,148     13,894,980    $ 140,244,403
--------------------------------------------------------------------------------    ----------------------------
Issued as reinvestment of dividends                   1,083,758       10,758,338        910,943        9,102,831
--------------------------------------------------------------------------------    ----------------------------
Reacquired                                          (22,488,544)    (222,924,325)   (15,751,905)    (158,639,330)
--------------------------------------------------------------------------------    ----------------------------
                                                     (5,763,635)   $ (56,819,839)      (945,982)   $  (9,292,096)
================================================================================    ============================

NOTE 6-FINANCIAL HIGHLIGHTS



Shown below are the condensed financial highlights for a share of AIM
Shares outstanding during the year ended July 31, 1995, the eleven months ended July 31, 1994, each of the years in the five-year period ended August 31, 1993 and the period December 15, 1987 (date operations commenced) through August 31, 1988.




                            JULY 31,                                            AUGUST 31,
                     ----------------------   --------------------------------------------------------------------
                       1995         1994        1993       1992        1991        1990        1989        1988
                     ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
Net asset value,
  beginning of
  period              $   9.96     $  10.24    $  10.21   $  10.01    $   9.79    $   9.78    $   9.80    $   9.92
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
Income from
 investment
 operations:
 Net investment
   income                 0.54         0.35        0.42       0.58        0.72        0.77        0.84        0.52
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
 Net gains (losses)
   on securities
   (both realized
   and unrealized)        0.07        (0.20)       0.05       0.29        0.22        0.01       (0.02)      (0.12)
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
   Total from
     investment
     operations           0.61         0.15        0.47       0.87        0.94        0.78        0.82        0.40
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
Less distributions:
 Dividends from net
   investment income     (0.54)       (0.35)      (0.42)     (0.58)      (0.72)      (0.77)      (0.84)      (0.52)
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
 Distributions from
   net realized
   capital gains            --        (0.08)      (0.02)     (0.09)         --          --          --          --
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
   Total
     distributions       (0.54)       (0.43)      (0.44)     (0.67)      (0.72)      (0.77)      (0.84)      (0.52)
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
Net asset value, end
 of period            $  10.03     $   9.96    $  10.24   $  10.21    $  10.01    $   9.79    $   9.78    $   9.80
==================== =========    =========   =========  =========   =========   =========   =========   =========
Total return(a)          6.36%        1.52%       4.65%      8.93%       9.95%       8.32%       8.71%       4.11%
==================== =========    =========   =========  =========   =========   =========   =========   =========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)             $274,480     $329,942    $348,937   $260,454    $131,880    $ 79,871    $ 70,781    $ 62,342
==================== =========    =========   =========  =========   =========   =========   =========   =========
Ratio of expenses to
 average net assets      0.51%(b)     0.47%(c)    0.46%      0.48%       0.54%       0.50%(d)    0.45%(e)    0.35%(c)(e)
==================== =========    =========   =========  =========   =========   =========   =========   =========
Ratio of net
 investment income
 to average net
 assets                  5.44%(b)     3.75%(c)    4.07%      5.60%       7.25%       7.90%(d)    8.59%(e)    7.02%(c)(e)
==================== =========    =========   =========  =========   =========   =========   =========   =========
Portfolio turnover
 rate                  120.01%      120.40%     122.99%    119.62%     214.74%     192.46%     219.53%     140.83%
==================== =========    =========   =========  =========   =========   =========   =========   =========
Borrowings for the
 period:
 Amount of debt
   outstanding at
   end of period
   (000s omitted)           --           --          --         --          --          --    $  9,943    $ 19,232
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
 Average amount of
   debt outstanding
   during the period
   (000s omitted)(f)        --           --          --         --          --    $  5,101    $ 14,301    $  4,110
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
 Average number of
   shares
   outstanding
   during the period
   (000s omitted)(f)    28,337       34,101      30,416     18,378      10,559       7,389       7,295       2,429
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------
 Average amount of
   debt per share
   during the period        --           --          --         --          --    $   0.69    $   1.96    $   1.69
-------------------- ---------    ---------   ---------  ---------   ---------   ---------   ---------   ---------




(a) Does not deduct sales charges and for periods less than one year, total return is not annualized.
(b) Ratios are based on average net assets of $280,789,286.
(c) Annualized.
(d) After waiver of advisory fees.
(e) After waiver of advisory fees and expense reimbursements.
(f) Averages computed on a daily basis.

AIM INVESTMENT

SECURITIES FUNDS

                         PROSPECTUS
--------------------------------------------------------------------------------

LIMITED                       The Limited Maturity Treasury Portfolio (the
MATURITY                 "Fund"), a portfolio of AIM Investment Securities Funds
TREASURY                 (the "Trust"), is an open-end, series, management
PORTFOLIO                mutual fund designed for institutions seeking liquidity
                         with minimum fluctuation in principal value, and,
INSTITUTIONAL            consistent with this investment objective, the highest
SHARES                   total return achievable. To achieve its objective, the
                         Fund will invest in an actively managed portfolio of
NOVEMBER 17, 1995        U.S. Treasury notes and other direct obligations of the
                         U.S. Treasury.



                              THERE CAN BE NO ASSURANCE THAT THE FUND WILL
                         ACHIEVE ITS OBJECTIVE. THE NET ASSET VALUE OF THE FUND VARIES DEPENDING ON THE MARKET VALUE OF ITS ASSETS. THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                              This Prospectus sets forth basic information that
                         investors should know about the Fund prior to investing and should be read and retained for future reference. A Statement of Additional Information, dated November 17, 1995, has been filed with the United States Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. For a copy of the Statement of Additional Information, write to the address below or call (800) 659-1005.


                              This Prospectus relates solely to the
                         Institutional Shares of the Fund. Shares of a Retail Class of the Fund are offered pursuant to a separate prospectus.

                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




[AIM LOGO APPEARS HERE]
Fund Management Company

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE FUND AND ITS INVESTMENT OBJECTIVE


  AIM Investment Securities Funds (the "Trust") is a Delaware business trust organized as an open-end, series, management investment company and currently has one portfolio: the Limited Maturity Treasury Portfolio (the "Fund"). The Fund consists of two classes: AIM Limited Maturity Treasury Shares (the "Retail Class") and the Institutional Shares (the "Institutional Shares"). This Prospectus relates solely to the Institutional Shares.



  Shares of the Retail Class are offered to investors pursuant to a separate prospectus. To obtain information about the Retail Class, please call (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere).


  Because the Trust declares dividends for each class of the Fund on a daily basis, each class of the Fund is expected to have the same net asset value (proportionate interest in the net assets of the Fund). Moreover, each class bears equally those expenses, such as the advisory fee, that are allocated to the Fund as a whole. Both classes of shares of the Fund share a common investment objective and portfolio of investments. However, each of the classes of the Fund have different shareholders and are separately allocated certain class expenses, such as those associated with the shareholder servicing of their shares. For example, a shareholder servicing fee of up to 0.15% of the average daily net assets of the Fund attributable to the Retail Class will be allocated to such class; such fee, however, will not be allocated to the Institutional Shares. Therefore, assuming that the allocations of other class-related expenses to the Institutional Shares and the Retail Class are the same, the yield of the Institutional Shares will be higher than the yield of the Retail Class in an amount which reflects such shareholder servicing fee.

  The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. To achieve its objective, the Fund will invest in U.S. Treasury notes and other direct obligations of the U.S. Treasury, and may (but does not currently intend to) engage in repurchase agreement transactions with respect to such obligations. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund will only purchase securities whose remaining maturities, measured from the date of settlement, do not exceed three (3) years. Under normal circumstances, the average portfolio maturity of the U.S. Treasury notes and other direct obligations of the U.S. Treasury owned by the Fund will range between one-and-one-half (1 1/2) and two (2) years.

INVESTORS IN INSTITUTIONAL SHARES

  The Institutional Shares are designed to be a convenient and economical vehicle through which institutions ("Institutions"), acting for themselves or on behalf of clients for whom they exercise investment discretion, can invest in a portfolio consisting of U.S. Treasury notes and other U.S. Treasury obligations with remaining maturities of three (3) years or less. Although the Institutional Shares may not be purchased by individuals directly, Institutions may purchase such shares for themselves or on a discretionary basis for accounts they maintain on behalf of their customers. The Institutional Shares may be particularly appropriate for Institutions investing short-term cash reserves for the benefit of customer accounts with respect to which Institutions exercise substantial investment discretion. Institutions may charge their customers a record keeping, account maintenance or other fee in connection with their accounts, and such customers should consult with their Institutions to obtain a schedule of applicable fees. See "Suitability For Investors."

PURCHASE OF SHARES

  Institutional Shares are sold at net asset value. No purchase or redemption charges are imposed by the Fund. Institutions may charge fees to their customers for services provided in connection with the maintenance of customer accounts with the Institutions, and customers should consult with their Institutions to obtain a schedule of any applicable fees. The minimum initial investment in the Institutional Shares is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in federal funds or other funds immediately available to the Fund. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions of the Institutional Shares may be made without charge at net asset value. Payment for redeemed shares for which redemption orders are received prior to 4:15 p.m. Eastern Time will normally be made in federal funds on the next business day. See "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS

  The net investment income of the Fund is declared as a dividend daily to shareholders of record immediately prior to 4:15 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Institutional Shares. Distributions of short-term capital gains, if any, are made quarterly and distributions of long-term capital gains, if any, are made annually. See "Dividends and Distributions."

INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor pursuant to a Master Investment Advisory Agreement with the Trust (the "Advisory Agreement"). AIM acts as manager or advisor to 37 investment company portfolios. As of November 1, 1995, the total assets advised or managed by AIM or its affiliates were approximately $39.5 billion. Under the Advisory Agreement, AIM receives a fee for its services based on the Fund's average daily net assets. Under a separate administrative services agreement, AIM is permitted to receive reimbursement of its costs in performing certain accounting and other administrative services for the Fund. Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), AIM's wholly-owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund. See "Management of the Trust."



DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the Institutional Shares. FMC does not receive any fee from the Fund. See "Purchase of Shares" and "Management of the Trust -- Distribution of Shares."


SPECIAL CONSIDERATIONS

  The Fund's price per share will fluctuate inversely with changes in interest rates. However, the price changes in the Fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term bonds. This is because debt securities with longer maturities generally tend to produce higher yields but are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. The Fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, and less capital fluctuation than a long-term bond fund might provide.


  AIM, AIM INSTITUTIONAL FUNDS, AIM LINK, THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM LOGO), AND AIM AND DESIGN ARE REGISTERED SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                           TABLE OF FEES AND EXPENSES


  The following table is designed to help an investor understand the various costs and expenses that an investor in the Institutional Shares will bear directly or indirectly. The fees and expenses set forth in this table are based on the average net assets of the Institutional Shares of the Fund for the fiscal period ended July 31, 1995.



    Shareholder Transaction Expenses
      Maximum sales load imposed on purchase of shares (as a % of
         offering price)................................................             None
      Maximum sales load on reinvested dividends (as a % of offering
         price).........................................................             None
      Deferred sales load (as a % of original purchase price or
         redemption proceeds,
         as applicable).................................................             None
      Redemption fees (as a % of amount redeemed, if applicable)........             None
      Exchange fee......................................................             None

    Annual Fund Operating Expenses
      (as a % of average net assets)
      Management fees...................................................              .20%
      12b-1 fees........................................................             None
      Other expenses:
         Custodian fees.................................................  .01%
         Other..........................................................  .07%
                                                                         ----
           Total other expenses.........................................              .08%
                                                                                    -----
      Total fund operating expenses.....................................              .28%
                                                                                    =====


EXAMPLE

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each time period.


                                                                       INSTITUTIONAL
                                                                           SHARES
                                                                           ------
             1 year.......................................................   $ 3
             3 years......................................................   $ 9
             5 years......................................................   $16
            10 years......................................................   $36


  THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIVE OF THE SHARES OF THE INSTITUTIONAL SHARES OF THE FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESSER THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, THE ACTUAL PERFORMANCE OF THE INSTITUTIONAL SHARES WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%. THE EXAMPLES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND THAT THE PERCENTAGE AMOUNT FOR TOTAL FUND OPERATING EXPENSES REMAINS THE SAME FOR EACH YEAR.

                              FINANCIAL HIGHLIGHTS


  Shown below are the condensed financial highlights during the fiscal year ended July 31, 1995, the eleven months ended July 31, 1994, each of the years in the six-year period ended August 31, 1993 and the period July 13, 1987 (date operations commenced) through August 31, 1987. All data have been audited by KPMG Peat Marwick LLP, independent auditors, whose reports on the financial statements and the related notes appear in the Statement of Additional Information.



                               JULY 31,                                        AUGUST 31,
                        --------------------   ------------------------------------------------------------------------------
                          1995        1994        1993        1992      1991       1990        1989        1988        1987
                        --------    --------    --------    --------   -------    -------     -------     -------     -------
Net asset value,
  beginning
  of period...........  $   9.96    $  10.24    $  10.21    $  10.01   $  9.79    $  9.78     $  9.80     $  9.92     $ 10.00
Income from
  investment
  operations:
  Net investment
    income............      0.57        0.37        0.44        0.60      0.73       0.79        0.85        0.73        0.09
  Net gains
    (losses) on
    securities
    (both realized
    and unrealized)...      0.07       (0.20)       0.05        0.29      0.22       0.01       (0.02)      (0.12)      (0.08)
                        --------    --------    --------    --------   -------    -------     -------     -------     -------
    Total from
      investment
      operations.....       0.64        0.17        0.49        0.89      0.95       0.80        0.83        0.61        0.01
                        --------    --------    --------    --------   -------    -------     -------     -------     -------
Less distributions:
  Dividends
    from net
    investment income      (0.57)      (0.37)      (0.44)      (0.60)    (0.73)     (0.79)      (0.85)      (0.73)      (0.09)
  Distributions
    from net realized
    capital gains....        --        (0.08)      (0.02)      (0.09)      --         --          --          --          --
                        --------    --------    --------    --------   -------    -------     -------     -------     -------
    Total
      distributions..      (0.57)      (0.45)      (0.46)      (0.69)    (0.73)     (0.79)      (0.85)      (0.73)      (0.09)
                        --------    --------    --------    --------   -------    -------     -------     -------     -------
Net asset
  value, end
  of period..........   $  10.03     $  9.96     $ 10.24    $  10.21   $ 10.01    $  9.79     $  9.78     $  9.80     $  9.92
                        ========     =======     =======    ========   =======    =======     =======     =======     =======
Total return (a).....       6.61%       1.72%       4.88%       9.14%    10.08%      8.52%       8.87%       6.34%       0.14%
                        ========     =======     =======    ========   =======    =======     =======     =======     =======
Ratios/supplemental
  data:
  Net assets,
    end of period
    (000s omitted)...   $129,530    $134,971    $130,690    $ 89,352   $25,528    $10,378     $16,065     $35,310     $ 4,202
                        ========    ========    ========    ========   =======    =======     =======     =======     =======
  Ratio of
    expenses
    to average
    net assets.......       0.28%(b)    0.25%(c)    0.24%       0.28%     0.41%(d)   0.31%(e)    0.31%(f)    0.31%(f)    0.25%(c)(f)
                        ========     =======     =======    ========   =======    =======     =======     =======     =======
  Ratio of
    net investment
    income to average
    net assets.......       5.70%(b)    3.98%(c)    4.30%       5.76%     7.36%(d)   8.12%(e)    8.69%(f)    7.46%(f)    6.98%(c)(f)
                        ========     =======     =======    ========   =======    =======     =======     =======     =======
  Portfolio
    turnover rate....     120.01%     120.40%     122.99%     119.62%   214.74%    192.46%     219.53%     140.83%      28.29%
                        ========     =======     =======    ========   =======    =======     =======     =======     =======
Borrowings
  for the period:
  Amount of
    debt outstanding
    at end of period
    (000s omitted)...        --                      --          --        --         --      $ 2,257     $10,892         --
  Average
    amount of debt
    outstanding
    during the
    period (000s
    omitted) (g).....        --          --          --          --        --     $   834     $ 3,562     $ 3,754         --
  Average
    number of shares
    outstanding
    during the
    period (000s
    omitted) (g).....     12,540      16,864       9,785       6,097     1,477      1,208       1,817       2,118         390
  Average
    amount of debt
    per share during
    the period...            --          --          --          --        --     $  0.69     $  1.96     $  1.69         --


---------------

(a) For periods less than one year, total returns are not annualized.


(b) Ratios are based on average net assets of $123,910,861.

(c) Annualized.

(d) After expense reimbursements.

(e) After waiver of advisory fees and expense reimbursements.

(f) After waiver of advisory fees.

(g) Averages computed on a daily basis.

                           SUITABILITY FOR INVESTORS

  The Institutional Shares are designed to be a convenient and economical vehicle through which Institutions can invest in a portfolio consisting of U.S. Treasury notes and other direct obligations of the U.S. Treasury with remaining maturities of three (3) years or less. Although shares of Institutional Shares may not be purchased directly by individuals, Institutions may purchase such shares for themselves or for accounts they maintain on behalf of their customers. The Institutional Shares may be particularly appropriate for Institutions investing short-term cash reserves for the benefit of customer accounts with respect to which Institutions exercise substantial investment discretion. It is the responsibility of a prospective institutional investor to determine if an investment in the Institutional Shares is consistent with the objectives of an account and with applicable state and federal laws and regulations.

  Each share of beneficial interest of the Fund, regardless of class, has the same net asset value (proportionate interest in the net assets of the Fund) and bears equally those expenses, such as the advisory fee, that are allocated to the Fund as a whole. All classes of the Fund share a common investment objective and portfolio of investments. However, each class of the Fund has different shareholders and is separately allocated certain class expenses.

  An investment in the Fund may relieve the Institution of many of the investment and administrative burdens encountered when investing in a portfolio of debt instruments directly. These functions include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt and delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most Institutions will perform their own sub-accounting.

  The price per share of the Fund's shares will fluctuate inversely with changes in interest rates. However, the price changes in the Fund's shares due to changes in interest rates should be more moderate than the per share fluctuations of a fund which invests in longer-term obligations. The Fund is designed for the investor who seeks a higher yield and greater stability of income than a money market fund offers, and less capital fluctuation than a long-term bond fund might provide.

                               INVESTMENT PROGRAM
INVESTMENT POLICIES

  The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value, and, consistent with this investment objective, the highest total return achievable. There can be no assurance, however, that the Fund will achieve its objective.

  To achieve its objective, the Fund will invest in an actively managed portfolio of U.S. Treasury notes and other direct obligations of the U.S. Treasury. The Fund may invest in U.S. Treasury obligations, which are direct obligations of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance, including U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. The Fund will attempt to enhance its total return through capital appreciation when market factors, such as economic and market conditions and the prospects for interest rate changes, indicate that capital appreciation may be available without significant risk to principal. The Fund will only purchase securities whose maturities do not exceed three (3) years. Under normal circumstances, the average portfolio maturity of the Fund will range between one-and-one-half (1 1/2) and two (2) years. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover rate should not adversely affect the net income of the Fund.


  Loans of Portfolio Securities. Subject to its investment restrictions (see "Investment Restrictions") the Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or U.S. Treasury obligations which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities; provided, however, that such loans are made according to the guidelines of the SEC and the Trust's Board of Trustees. The Fund will be entitled to the interest paid upon investment of the cash collateral in its permitted investments, or to the payment of a premium or fee for the loan. The Fund may at any time call such loans and obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The Fund will only engage in securities lending transactions with broker-dealers registered with the SEC, or with federally supervised banks or savings and loan associations.


  When-Issued or Delayed Delivery Trading. The Fund may purchase U.S. Treasury obligations on a when-issued basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery to take place in the future in order to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. The Fund's custodian bank will segregate cash or short-term U.S. Treasury obligations in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and when-issued purchase transactions. No delayed delivery or when-issued commitments will be made if, as a result, more than 25% of the Fund's net assets would be so committed.

  Borrowing. Subject to its investment restrictions (see "Investment Restrictions"), the Fund may borrow money from banks for temporary or emergency purposes such as to meet redemption requests which might otherwise require the untimely disposition of securities. The Fund may not borrow for the purpose of increasing income. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Fund believes that, in the event of abnormally heavy redemption requests, its borrowing provisions would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.

  Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date and interest payment. It is the current operating policy of the Fund to enter into reverse repurchase agreements (which are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act")) only for temporary or emergency purposes and not as a means to increase income, even though the Fund's investment restrictions permit the Fund to engage in reverse repurchase agreements for income enhancement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Treasury obligations having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by the Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

  Illiquid Securities. The Fund will limit its investment in illiquid securities to no more than 15% of its net assets, including repurchase agreements with remaining maturities in excess of seven days.


  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Fund.


INVESTMENT RESTRICTIONS

  The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in certain types of securities or engaging in certain transactions. The most significant of these restrictions provide that the Fund will not:

          (1) purchase any security unless the security is a direct obligation of the U.S. Treasury or is a repurchase agreement with respect to a direct obligation of the U.S. Treasury;

          (2) issue senior securities in the form of indebtedness, borrow money, except from banks for temporary or emergency purposes, such as to meet redemption requests (not for the purpose of increasing income), or borrow through reverse repurchase agreements (which may be entered into for the purpose of increasing income) if, as a result of any such borrowings, the amount borrowed would exceed 33 1/3% of the value of the Fund's assets (including the proceeds of such senior securities issued or money borrowed) less its liabilities (not including the liabilities incurred in connection with such issuance or borrowing);

          (3) make loans of money other than (a) through the purchase of debt securities in accordance with the Fund's investment program, and (b) by entering into repurchase agreements; or

          (4) lend any portfolio securities if the value of the securities loaned by it would exceed an amount equal to one-third of its total assets;

  The foregoing investment restrictions (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of the holders of a majority of the outstanding shares of beneficial interest of the Fund.

                               PURCHASE OF SHARES


  The Institutional Shares are sold to Institutions on a continuing basis at the net asset value of such shares next determined after an order has been accepted by the Fund. No purchase or redemption charges are imposed by the Fund; however, Institutions may charge their customers a record keeping, account maintenance or other fee in connection with their accounts, and such customers should consult with their Institutions to obtain a schedule of applicable fees. In order to maximize its income, the Fund attempts to remain as fully invested as practicable. Accordingly, in order to be accepted for execution, purchase orders must be received by the Fund prior to the determination of net asset value (4:15 p.m. Eastern Time) on a business day of the Fund, which means any day on which either the New York Stock Exchange (the "NYSE") or the Fund's custodian bank is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


  Banks will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.


  To facilitate the investment of the proceeds of purchase orders, the Fund urges Institutions to place their orders as early in the day as possible. Subject to the conditions stated above and the Fund's right to reject any purchase order, purchase orders received by the Fund prior to 4:15 p.m. Eastern Time on any business day will be accepted on that day (a) when payment for the shares of the class of the Fund purchased is received by the Bank of New York, the Fund's custodian bank, in the form described below and notice of such order is provided to AIFS or (b) at the time the order is placed, if the Fund is assured of payment, and will be priced at the net asset value determined as of 4:15 p.m. Eastern Time on such day. Payment for such shares must be received by The Bank of New York, the Fund's custodian, on the next business day of the Fund following the effective date of purchase. Dividends begin accruing on the first business day of the Fund following the day on which a purchase order for the Fund is effective. Purchase orders received by the Fund after 4:15 p.m. Eastern Time on any business day will be effective on the next business day of the Fund and will be priced at the net asset value determined at the end of such day.


  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the Fund. Federal Reserve wires should be sent as early as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Fund and any funds received for which an order has not been received will be returned to the sending Institution. An order to purchase shares must specify which class of shares of the Fund is being purchased; otherwise any funds received will be returned to the sending Institution.


  The minimum initial investment for the purchase of shares of the Institutional Shares is $1,000,000. No minimum amount is required for subsequent investments in the Institutional Shares nor are minimum balances required. Prior to the initial purchase of shares, an Account Application must be completed and sent to AIFS, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Account Applications may be obtained from AIFS. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to AIFS.


  In the interest of economy and convenience, certificates representing shares of the Fund will not be issued except upon written request to the Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES


  A shareholder may redeem any or all of its shares at the net asset value next determined after receipt of the redemption request in proper form by the Fund. There is no charge for redemption. Since shares of the Fund are not maintained at a constant net asset value, but fluctuate in value with changes in the market value of securities held by the Fund, the value of the shares of the Fund on redemption may be more or less than the shareholder's initial cost, depending upon the value of the Fund's investments at the time of redemption. Redemption requests with respect to the Institutional Shares may also be made via AIM LINK(R), a personal computer application software product. See "Net Asset Value." Redemption requests with respect to shares for which certificates have not been issued are normally made by calling AIFS at (800) 659-1005.



  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:15 p.m. Eastern Time on a business day of the Fund, the redemption will be effected at the net asset value determined as of 4:15 p.m. Eastern Time on such day and the shares to be redeemed will receive the dividend declared on the day the request is received. The proceeds of a redemption request effected prior to 4:15 p.m. Eastern Time will not be wired to the redeeming shareholder until the next business day of the Fund. A redemption request received by AIFS after 4:15 p.m.

Eastern Time or on other than a business day of the Fund will be effected at the net asset value of the Fund determined as of 4:15 p.m. Eastern Time on the next business day of the Fund, and the proceeds of such redemption will normally be wired on the business day next following such determination, or two (2) business days after the receipt of the redemption request.


  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Fund. The authorized signature on such notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Fund or AIFS.


  Payment for shares redeemed by mail and payment for telephone redemptions in amounts of under $1,000 will be made by check mailed within seven (7) days after receipt of the redemption request in proper form. The Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Fund's best interest to do so.

  The Fund's shares are not redeemable at the option of the Trust unless the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Fund. Notwithstanding the foregoing, the Fund is permitted to redeem shares in any account with a net asset value less than $500.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from the net investment income (not including any net short-term capital gains) earned by the Fund are declared daily and paid monthly. Distributions from net realized short-term capital gains, if any, are paid quarterly. Distributions from net realized long-term capital gains, if any, are paid annually.

  The dividends accrued and paid for each class of the Fund's shares will consist of: (a) interest accrued and discounts earned (including both original issue and market discount) for the Fund, allocated based upon each class's pro rata share of the net assets of the Fund, less (b) Trust expenses accrued for the applicable dividend period attributable to the Fund, such as custodian fees, trustee's fees, and accounting and legal expenses, allocated based upon each class's pro rata share of the net assets of the Fund, less (c) expenses directly attributable to each class which accrued for the applicable dividend period, such as shareholder servicing plan expenses, if any, transfer agent fees or registration fees unique to each class.

  Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of the Fund. Accordingly, dividends begin accruing on the first business day of the Fund following the day on which a purchase order for shares of the Fund is effective, and accrue through the day on which a redemption order is effective. Thus, if a purchase order is effective on a Friday, dividends will begin accruing on the following Monday (unless such day is not a business day of the Fund).


  All dividends declared during a month will be paid by check or wire transfer. (Wire transfers may only be made in amounts of $1,000 or more.) In such case, payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends and distributions automatically reinvested in additional full and fractional shares of the Fund at the net asset value of such shares. Such election, or any revocation thereof, must be made in writing by the institution to AIFS at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 and will become effective with dividends paid after its receipt by AIFS. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.


                                     TAXES

  Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), imposes certain requirements that must be met each year for the Fund to qualify as a regulated investment company. As long as the Fund qualifies for tax treatment as a regulated investment company, the Fund (but not its shareholders) will not be subject to income tax on income and capital gains distributed to shareholders. Consistent with the distribution requirements of the Code, the Fund's policy is to distribute to its shareholders at least 90% of its investment company taxable income for each year. The Fund intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax; to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the 12-month period ending on October 31 prior to the end of each calendar year; and to meet the other requirements of Subchapter M of the Code, including the requirements with respect to diversification of assets and sources of income.

  Under the Code, dividends paid by the Fund are generally subject to taxation as of the date of payment, whether received by shareholders in cash or in shares of the Fund. The Code provides an exception to this general rule; if the Fund declares a dividend in October, November or December to shareholders of record and pays the dividend before February 1 of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January of the following year when it is paid. Dividends paid by the Fund from its net investment income and realized short term capital gains are taxable to shareholders at ordinary income tax rates. It is anticipated that no portion of dividends paid by the Fund will be eligible for the dividends received deduction for corporations. Distributions of the Fund's long term capital gains (capital gains dividends) will be taxable to the shareholder as long-term capital gains regardless of the length of time the shareholder held his shares.

  A portfolio of the Trust (a "Portfolio") will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore one Portfolio may not offset its gains against the other Portfolio's losses and each Portfolio must specifically comply with all the provisions of the Code.

  Distributions and transactions referred to above may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their tax advisors concerning the application of state, local or foreign taxes. Certain states exempt payments of interest by mutual funds with respect to U.S. Treasury obligations from state income taxes, and investors should consult with their own tax advisors concerning the availability of such exemption in their state.

  The foregoing discussion of federal income tax consequences is only a summary based on tax laws and regulations in effect on the date of this Prospectus, which laws and regulations are subject to change by legislative or administrative action. For additional information regarding certain tax consequences of an investment in the Institutional Shares, see the Statement of Additional Information.

                                NET ASSET VALUE

  The net asset value per share of the Fund is determined daily as of 4:00 p.m. Eastern Time on each business day of the Fund by dividing the value of the Fund's total net assets by the total number of shares outstanding of all classes of the Fund's shares. Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specially authorized by the Board of Trustees of the Trust. Short-term obligations with maturities of sixty (60) days or less are valued at amortized cost as reflecting fair value.

                            PERFORMANCE INFORMATION

  Performance information for each class of shares of the Fund can be obtained by calling the Fund at (800) 659-1005.

  The performance of the Institutional Shares may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund.

  The yield of the Institutional Shares is a way of showing the rate of income the Institutional Shares class earns on its investments as a percentage of the Institutional Shares' price. In order to calculate yield, the Fund takes the interest income earned from its portfolio of investments attributable to the Institutional Shares for a 30-day period (net of expenses), divides such interest by the number of shares of the Institutional Shares class and expresses the result as an annualized percentage rate based on the net asset value per share of the Institutional Shares at the end of the 30-day period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the yield of the Institutional Shares may not equal the income paid to an investor's account or the income reported in the financial statements for the Institutional Shares.

  The Fund may also quote the distribution rate for the Institutional Shares, which is calculated by dividing dividends declared during a specified period by the net asset value per share of the Institutional Shares at the end of the period and annualizing the results.

  The total return of the Institutional Shares shows the overall change in value of the Institutional Shares, including changes in share price assuming all of the Institutional Shares' dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of the Institutional Shares over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance of the Institutional Shares had been constant over the entire period. Because average annual returns tend to smooth out variations in the return of the Institutional Shares, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Institutional Shares may separate its cumulative and average annual returns into income results and capital gain or loss.


  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such a practice will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily indicative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. Further information about the performance of the Fund is contained in the Fund annual report to shareholders, a copy of which may be obtained without charge upon written request to the Trust.


                            REPORTS TO SHAREHOLDERS


  The Fund furnishes shareholders with annual and semi-annual reports containing information about the Fund and its operations, including a list of the investments held by the Fund and financial statements. The annual financial statements are audited by the Fund's independent auditors. A copy of the current list of the investments of the Fund will be sent to shareholders upon request.


  Unless otherwise requested by the shareholder, each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

  The overall management of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Fund, including agreements with the Fund's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Trust's officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

INVESTMENT ADVISOR


  A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as the Fund's investment advisor pursuant to a Master Investment Advisory Agreement, dated October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976 and together with its affiliates, manages or advises 37 investment company portfolios (including the Fund). As of November 1, 1995, the total assets of the investment company portfolios were approximately $39.5 billion.



  AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"). Certain trustees and officers of the Trust are affiliated with AIM and AIM Management.



  Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. The Advisory Agreement provides that, upon the request of the Trust's Board of Trustees, AIM may perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Board of Trustees has made such a request. As a result, AIM and the Fund have entered into a Master Administrative Services Agreement (the "Administrative Services Agreement"), dated as of October 18, 1993, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries. In addition, the Fund and A I M Institutional Fund Services, Inc., a wholly-owned subsidiary of AIM and registered transfer agent, have entered into the Transfer Agency and Service Agreement, pursuant to which AIFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Fund.



  For the fiscal year ended July 31, 1995, the Fund paid 0.20% of its average daily net assets to AIM for its advisory services, and the Institutional Shares' total expenses for the same period, stated as a percentage of average daily net assets of the Fund was 0.28%.



  For the fiscal year ended July 31, 1995 the Fund paid 0.02% of its average daily net assets to AIM for reimbursement for administrative services.

FEE WAIVERS

  In order to increase the yield to investors, AIM may from time to time voluntarily waive or reduce its fee, while retaining its ability to be reimbursed for such fee prior to the end of such fiscal year. Fee waivers or reductions and waivers of expense reimbursements, other than those set forth in the Advisory Agreement, may be rescinded, at any time, without notice to investors.


PORTFOLIO MANAGEMENT

  AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of 95 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of the Fund are Karen Dunn Kelley and Meggan M. Walsh. Ms. Kelley is Senior Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM; Vice President of AIM and of the Trust; and has been responsible for the Fund since 1992. Ms. Kelly has been associated with AIM since 1989 and has a total of 13 years of experience as an investment professional. Ms. Walsh is Vice President of AIM Capital and has been responsible for the Fund since 1992. Ms. Walsh has been associated with AIM since 1991 and has a total of eight years of experience as an investment professional. Prior to 1991, Ms. Walsh was Manager of Short-Term U.S. Commercial Paper and Euro-Commercial Paper Programs at Nationale-Nederlanden North America Corporation.


DISTRIBUTION OF SHARES


  The Trust has entered into a Distribution Agreement, dated October 18, 1993, relating to the shares of the Institutional Shares (the "Distribution Agreement") with Fund Management Company, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the distributor of shares of the Institutional Shares. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC. The Distribution Agreement provides FMC with the exclusive right to distribute shares of the Institutional Shares either directly or through other broker-dealers.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of shares of the Institutional Shares during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Institutional Shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Institutional Shares or the amount received as proceeds from such sales. Sales of the Institutional Shares may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  AIM is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Fund. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Fund. In accordance with policies established by the trustees, AIM may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Fund.

                              GENERAL INFORMATION
ORGANIZATION OF THE TRUST


  The Trust is organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust, dated May 5, 1993, as amended (the "Trust Agreement"). The Trust is an open-end series, management investment company, and may consist of one or more series portfolios as authorized from time to time by the Board of Trustees. The Trust was originally organized as a Maryland corporation on November 4, 1988 and on October 15, 1993 was reorganized as a Delaware business trust and the Fund.


DESCRIPTION OF SHARES

  All shares of the Trust have equal rights with respect to voting, except that
(i) the holders of shares of all classes of a particular Portfolio, voting together, will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that portfolio, and (ii) the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class. The holders of each class have distinctive rights with respect to dividends which are more fully described in the Statement of Additional Information. In the event of dissolution or liquidation, holders of each portfolio's shares will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable to the respective portfolio or allocated between the portfolios based on the respective liquidation values of each such portfolio. The Trust will not normally hold annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called for that purpose or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Trust's outstanding voting securities.


  The Institutional Class and Retail Class have different shareholders and are allocated certain differing class expenses, such as those associated with the shareholder servicing of their shares. To obtain information about the Retail Class, please call A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and wholly-owned subsidiary of A I M Advisors, Inc., at (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere). AIM Distributors is the exclusive distributor of the Retail Class.


  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional classes or series of the Trust's shares without shareholder approval.

TRANSFER AGENT AND CUSTODIAN


  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, acts as transfer agent and dividend disbursing agent for the Institutional Shares. The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, serves as custodian for the Fund's portfolio securities and cash.


LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania serves as counsel to the Trust and has passed upon the legality of the Shares.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to the Fund at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling (800) 659-1005.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Fund prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

=======================================   ======================================


AIM INVESTMENT SECURITIES FUNDS                        PROSPECTUS
LIMITED MATURITY TREASURY PORTFOLIO
INSTITUTIONAL SHARES                                November 17, 1995
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                                  AIM
(800) 659-1005                                          INVESTMENT
                                                     SECURITIES FUNDS
INVESTMENT ADVISOR
A I M ADVISORS, INC.                               --------------------
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                            LIMITED MATURITY
(713) 626-1919                                      TREASURY PORTFOLIO

DISTRIBUTOR                                        --------------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 659-1005                                     INSTITUTIONAL SHARES

AUDITORS
KPMG PEAT MARWICK LLP
NationsBank Building                                TABLE OF CONTENTS
700 Louisiana
Houston, Texas 77002                                                       PAGE
                                                                           ----
CUSTODIAN
THE BANK OF NEW YORK                      Summary........................     2
110 Washington Street, 8th Floor
New York, New York 10286                  Table of Fees and Expenses.....     4

TRANSFER AGENT                            Financial Highlights...........     5
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919             Suitability For Investors......     6
Houston, Texas 77046-1173
                                          Investment Program.............     6

                                          Purchase of Shares.............     8

                                          Redemption of Shares...........     8

                                          Dividends and Distributions....     9
NO PERSON HAS BEEN AUTHORIZED TO
GIVE ANY INFORMATION OR TO MAKE ANY       Taxes..........................     9
REPRESENTATIONS NOT CONTAINED IN
THIS PROSPECTUS IN CONNECTION WITH        Net Asset Value................    10
THE OFFERING MADE BY THE PROSPECTUS,
AND IF GIVEN OR MADE, SUCH                Performance Information........    10
INFORMATION OR REPRESENTATIONS MUST
NOT BE RELIED UPON AS HAVING BEEN         Reports to Shareholders........    11
AUTHORIZED BY THE FUND OR THE
DISTRIBUTOR. THIS PROSPECTUS DOES         Management of the Trust........    11
NOT CONSTITUTE AN OFFER IN ANY
JURISDICTION TO ANY PERSON TO WHOM        Portfolio Transactions and
SUCH OFFERING MAY NOT LAWFULLY              Brokerage Allocation.........    12
BE MADE.
                                          General Information............    13


=======================================   =====================================

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                        AIM INVESTMENT SECURITIES FUNDS

                      LIMITED MATURITY TREASURY PORTFOLIO

                              INSTITUTIONAL SHARES

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND


           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE


             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE


                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING

                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 1919, HOUSTON, TEXAS 77046-1173

                          OR BY CALLING (800) 659-1005


                             ---------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 17, 1995


               RELATING TO THE PROSPECTUS DATED NOVEMBER 17, 1995

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
Introduction.......................................................      1

General Information About the Fund.................................      1

     The Fund and its Shares.......................................      1

     Trustees and Officers.........................................      2

     Remuneration of Trustees......................................      5

     AIM Funds Retirement Plan for Eligible Directors/Trustees.....      5

     Deferred Compensation Agreements..............................      6

     The Investment Advisor........................................      6

     Transfer Agent and Custodian..................................      8

     Reports.......................................................      8

     Principal Holders of Securities...............................      8

Purchases and Redemptions..........................................      9

     Net Asset Value Determination.................................      9

     The Distribution Agreement....................................     10

     Suspension of Redemption Rights...............................     10

Investment Program and Restrictions................................     10

     Investment Program............................................     10

     Investment Restrictions.......................................     11

Performance Information............................................     12

     Yield Calculations............................................     12

     Total Return Calculations.....................................     12

     Historical Portfolio Results..................................     13

Portfolio Transactions.............................................     13

Taxes..............................................................     14

     Qualification as a Regulated Investment Company...............     14

     Excise Tax on Regulated Investment Companies..................     15

     Fund Distributions............................................     15

     Effect of Future Legislation; Local Tax Considerations........     15

Financial Statements...............................................    F-1

                                  INTRODUCTION

  AIM Investment Securities Funds (the "Trust") (formerly, AIM Investment Securities Funds, Inc.) is a series mutual fund currently offering one portfolio: the Limited Maturity Treasury Portfolio (the "Fund"). Currently, the Fund has two classes of shares, consisting of the Institutional Shares (the "Institutional Shares") and AIM Limited Maturity Treasury Shares (the "Retail Class"). This Statement of Additional Information relates solely to the Institutional Shares of the Fund.


  The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus for the Institutional Shares (the "Prospectus"), dated November 17, 1995. Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Institutional Shares. Some of the information required to be in this Statement of Additional Information is also included in the current Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUND
THE FUND AND ITS SHARES


  The Fund is an open-end, series portfolio of the Trust. The Trust is an open-end, series, management investment company which was originally organized as a Maryland corporation on November 4, 1988. On October 15, 1993, the Trust was reorganized as a Delaware business trust and the Fund, which previously had been a portfolio of another open-end investment company, was redomesticated as a portfolio of the Trust. A copy of the Trust's Agreement and Declaration of Trust dated May 5, 1993, as amended (the "Declaration of Trust") is on file with the SEC.


  Shares of beneficial interest of the Fund will be redeemable at the net asset value thereof at the option of the shareholder, or at the option of the Fund in certain circumstances.

  Shareholders of the Trust do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.


  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any portfolio or class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of the holders of a majority of the outstanding shares of the Trust, such portfolio or such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, any portfolio or any class thereof with respect to which there are fewer than 100 holders of record.


  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval. Additional information concerning the rights of share ownership is set forth in the prospectus applicable to each such class or series of shares of the Trust.


  The assets received by the Trust for the issuance or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.


  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. However, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property for all losses and expenses of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

  As described in the Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. In addition, trustees may be removed from office by a written instrument signed by at least two-thirds of the trustees of the Trust or by a vote of the holders of a majority of the shares present at a meeting of which a quorum is present and which has been duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.


  As used herein and in the Prospectus, the term "majority of the outstanding shares" of beneficial interest of the Trust or a portfolio means, respectively, the lesser of (i) 67% or more of the shares of beneficial interest of the Trust or the portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of beneficial interest of the Trust or the portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of beneficial interest of the Trust or the portfolio.


TRUSTEES AND OFFICERS

  The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.


     *CHARLES T. BAUER, Trustee and Chairman (76)

          Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.



     BRUCE L. CROCKETT, Trustee (51)
     COMSAT Corporation
     6560 Rock Spring Drive
     Bethesda, MD 20817

          Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises and COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).



     OWEN DALY II, Trustee (71)
     Six Blythewood Road
     Baltimore, MD 21210


          Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.

---------------


* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. ("AIM"), as defined in the Investment Company Act of 1940 (the "1940 Act").

  **CARL FRISCHLING, Trustee (58)
     919 Third Avenue
     New York, NY 10022

          Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).



     *ROBERT H. GRAHAM, Trustee and President (48)

          Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Executive Vice President, A I M Distributors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors Limited.



     JOHN F. KROEGER, Trustee (71)
     24875 Swan Road - Martingham
     Box 464
     St. Michaels, MD 21663

          Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



     LEWIS F. PENNOCK, Trustee (53)
     8955 Katy Freeway, Suite 204
     Houston, TX 77024


          Attorney in private practice in Houston, Texas.


     IAN W. ROBINSON, Trustee (72)
     183 River Drive
     Tequesta, FL 33469


          Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.


     LOUIS S. SKLAR, Trustee (56)
     Transco Tower, 50th Floor
     2800 Post Oak Blvd.
     Houston, TX 77056


          Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


     ***JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

          Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.,
     A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.


---------------


* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

*** Mr. Arthur and Ms. Relihan are married.

     GARY T. CRUM, Senior Vice President (48)

          Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.



     ***CAROL F. RELIHAN, Vice President and Secretary (41)

          Senior Vice President, Secretary and General Counsel, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc., and Fund Management Company; Vice President and Secretary, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc. and A I M Institutional Fund Services, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.



     DANA R. SUTTON, Vice President and Assistant Treasurer (36)


          Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


     MELVILLE B. COX, Vice President (52)


          Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.


     KAREN DUNN KELLEY, Vice President (35)

          Director, A I M Global Management Company Limited; Senior Vice President, A I M Capital Management, Inc. and AIM Global Advisors Limited; and Vice President, A I M Advisors, Inc. and AIM Global Ventures Co.



  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.


  The members of the Audit Committee are Messrs. Daly, Kroger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Trust's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Trust's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.

  The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.


  All of the trustees of the Trust also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. Certain of the executive officers of the Trust hold similar offices with some or all of such investment companies.


---------------


*** Mr. Arthur and Ms. Relihan are married.

REMUNERATION OF TRUSTEES

  Set forth below is information regarding compensation paid or accrued during the fiscal year ended July 31, 1995 for each trustee of the Fund:



=================================================================================================================
                                                                             RETIREMENT
                                                       AGGREGATE              BENEFITS                 TOTAL
                                                      COMPENSATION            ACCRUED               COMPENSATION
                                                        FROM THE               BY ALL                  FROM ALL
      DIRECTOR                                           FUND(1)             AIM FUNDS(2)            AIM FUNDS(3)
-----------------------------------------------------------------------------------------------------------------
Charles T. Bauer                                        $       0             $         0            $          0
-----------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                                           1,027                   2,814                  45,094
-----------------------------------------------------------------------------------------------------------------
Owen Daly II                                                1,022                  14,375                  45,844
-----------------------------------------------------------------------------------------------------------------
Carl Frischling                                             1,027                   7,542                  45,094
-----------------------------------------------------------------------------------------------------------------
Robert H. Graham                                                0                       0                       0
-----------------------------------------------------------------------------------------------------------------
John F. Kroeger                                             1,022                  20,517                  45,844
-----------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                                            1,022                   5,093                  45,844
-----------------------------------------------------------------------------------------------------------------
Ian W. Robinson                                             1,017                  10,396                  45,094
-----------------------------------------------------------------------------------------------------------------
Louis S. Sklar                                              1,017                   4,682                  45,094
=================================================================================================================



---------------

(1) The total amount of compensation deferred by all Trustees of the Fund during the fiscal year ended July 31, 1995, including interest earned thereon, was $4,268.

(2) During the fiscal year ended July 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $1,231. Data reflects compensation earned for the calendar year ended December 31, 1994.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation earned for the calendar year ended December 31, 1994.

(4) Messrs. Crockett, Frischling, Robinson and Sklar also each received $221 as compensation from the Trust during the fiscal year ended July 31, 1995, which represents compensation from AIM Adjustable Rate Government Fund ("ARM"). ARM was a portfolio of the Trust until November 18, 1994, when it was merged into AIM Intermediate Government Fund, which is a portfolio of the AIM Funds Group, a Delaware business trust.

(5) Messrs. Daly, Kroeger and Pennock also each received $219 as compensation from the Trust during the fiscal year ended July 31, 1995, which represents compensation from ARM.



AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 5% of such Trustee's compensation paid by the AIM Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments for a period of no more than five years. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than five years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any AIM Fund.

    Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service as of December 31, 1994 for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 7, 8, 17, 17, 13, 7, and 5 years, respectively.



                                      Annual Compensation Paid By
                                             All AIM Funds

                                      $60,000             $65,000
                      ===========================================
Number of             10              $30,000             $32,000
Years of              -------------------------------------------
Service with           9              $27,000             $29,000
The AIM Funds         -------------------------------------------
                       8              $24,000             $26,000
                      -------------------------------------------
                       7              $21,000             $22,000
                      -------------------------------------------
                       6              $18,000             $19,000
                      -------------------------------------------
                       5              $15,000             $16,000
                      ===========================================



DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a trustee of the Fund. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.



  During the fiscal year ended July 31, 1995 the Fund paid $2,245 in legal fees to Reid & Priest, the law firm in which Mr. Frischling, a trustee of the Trust, was a partner. During the fiscal year ended July 31, 1995 the Fund paid $1,044 to Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, the law firm in which Mr. Frischling, a trustee of the Trust, is a partner.


THE INVESTMENT ADVISOR


  A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as the investment advisor to the Fund pursuant to a Master Investment Advisory Agreement with the Trust, dated October 18, 1993 (the "Advisory Agreement"). AIM was organized in 1976, and together with its affiliates is the investment advisor or manager of 37 investment company portfolios. As of November 1, 1995, the total assets of the investment company portfolios advised or managed by AIM and its affiliates were approximately 39.5 billion.



  AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. AIM Management is a holding company that has been engaged in the financial services business since 1976. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Trustees and Officers." A I M Capital Management Inc. ("AIM Capital"), a wholly-owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.



  AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and
(iii) transactions involving securities being considered for investment by an AIM Fund. The Code of Ethics also prohibits investment personnel from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews annually such reports (including information on any substantial violations of the Code of Ethics). Violations of the Code of Ethics may result in censure, monetary penalties, suspension or termination of employment.



  The Advisory Agreement became effective on October 18, 1993 and will continue in effect until June 30, 1996, and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investments of the Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Fund or its shareholders for any act or omission by AIM or for any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Pursuant to the Advisory Agreement, AIM receives a fee as compensation for its services with respect to the Fund, calculated daily and paid monthly, at an annual rate equal to 0.20% of the first $500 million of the Fund's aggregate average daily net assets, plus 0.175% of the Fund's aggregate average daily net assets in excess of $500 million.

  The Advisory Agreement provides that, upon the request of the Trust's Board of Trustees, AIM may perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. The Board of Trustees has made such a request. As a result, AIM and the Fund have entered into a Master Administrative Services Agreement (the "Administrative Services Agreement"), dated as of October 18, 1993, pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services, as well as the services of staff responding to various shareholder inquiries.

  In addition to the fees paid to AIM pursuant to the Advisory Agreement and the Administrative Services Agreement, the Trust, on behalf of the Fund, also pays or causes to be paid all other expenses attributable to the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Fund; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the cost and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Fund and supplements thereto; expenses of shareholders' and trustees' meetings; fees and travel expenses of trustees and trustee members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel, including counsel to the Non-Interested Trustees of the Trust or AIM, and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust; and extraordinary expenses (including but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing reports to shareholders, prospectuses and statements of additional information (other than those reports to shareholders, prospectuses and statements of additional information distributed to existing shareholders of the Institutional Shares) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of shares of the Institutional Shares.

  Expenses of the Trust which are not directly attributable to the operations of any class of shares or Portfolio of the Trust are prorated among all classes of the Trust based upon the relative net assets of each class or Portfolio. Expenses of the Trust which are not directly attributable to a specific class of shares but are directly attributable to a specific Portfolio are prorated among all classes of such Portfolio based upon the relative net assets of each such class. Expenses of the Trust which are directly attributable to a specified class of shares are charged against the income available for distribution as dividends to such shares.


  During the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994, and the fiscal years ended August 31, 1993 and 1992, AIM received advisory fees of $809,449, $942,205, $819,683 and $495,425, respectively, pursuant to the Advisory Agreement. During the fiscal year ended July 31, 1995, the eleven-month period ended July 31, 1994, and the fiscal years ended August 31, 1993 and 1992, AIM was reimbursed $82,199, $91,445, $90,365 and $39,024, respectively, pursuant to the Administrative Services Agreement.


  The Advisory Agreement requires AIM to reduce its fees to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. As described in the

Prospectus, AIM may voluntarily waive its fees from time to time, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year.


TRANSFER AGENT AND CUSTODIAN


  The Bank of New York acts as custodian for the Fund's portfolio securities and cash. The Bank of New York receives such compensation from the Trust for its services as is agreed to from time to time by The Bank of New York and the Trust. The address of The Bank of New York is 110 Washington Street, 8th floor, New York, New York 10286.


  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as transfer agent and dividend disbursing agent for the Institutional Shares. The Fund pays AIFS such compensation as may be agreed upon from time to time. During the fiscal year ended July 31, 1995, AIFS received from the Fund transfer agency and shareholder services fees with respect to the Institutional Shares in the amount of $3,349.


REPORTS

  The Trust furnishes holders of the Institutional Shares with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held by the Fund and its financial statements. The annual financial statements are audited by the Fund's independent certified public accountants. The Board of Trustees has selected KPMG Peat Marwick LLP, NationsBank Building, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Fund.

PRINCIPAL HOLDERS OF SECURITIES


  To the best of the knowledge of the Fund, as of November 1, 1995, the trustees and officers of the Trust owned less than 1% of the outstanding shares of any class of the Trust.


     INSTITUTIONAL SHARES:


  To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding shares of the Institutional Class, as of November 1, 1995, and the percent of outstanding shares owned by such shareholders are as follows:



                                                                               PERCENT
                                                                               OWNED OF
          NAME AND ADDRESS                                                     RECORD
          OF RECORD OWNER                                                       ONLY*
        ------------------                                                    -------
        Mellon Bank, N.A.                                                       58.18%**
        Three Mellon Center
        Pittsburgh, PA 15259

        The Northern Trust Co.                                                  14.86%
        P.O. Box 92956
        Chicago, IL 60675

        Frost National Bank                                                     10.20%
        P.O. Box 1600
        San Antonio, TX 78296

        U.S. Bank of Washington                                                  8.18%
        P.O. Box 3168
        Portland, OR 97208


---------------

 * The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.


** A shareholder who holds more than 25% of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

     AIM LIMITED MATURITY TREASURY SHARES:



  To the best of the Trust's knowledge, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Class, as of November 1, 1995, and the percent of outstanding shares owned by such shareholders are as follows:



                                                                     PERCENT
                                                                     OWNED OF
                  NAME AND ADDRESS                                    RECORD
                  OF RECORD OWNER                                      ONLY*
                  ---------------                                      -----
        Merrill Lynch Pierce Fenner & Smith                            13.9%
        AIDS/Street Account
        Mutual Fund Operations
        Attn: Private Client Group
        P.O. Box 45286
        Jacksonville, FL 32232-5286

        BHC Securities Inc.                                             7.8%
        FBO CB Clients
        Trade House Account
        2005 Market Street
        Philadelphia, PA 19103

        Bob & Co                                                        5.2%
        c/o Bank of Boston
        Attn: Mutual Funds
        P.O. Box 1809
        Boston, MA 02105


---------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

  A complete description of the manner by which shares of the Institutional Shares may be purchased appears in the Prospectus under the caption "Purchase of Shares."

  The Institutional Shares are sold at the net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares. The net asset value of the Fund varies depending on the market value of its assets.


  In accordance with the current rules and regulations of the SEC, the net asset value per share of the Fund is determined daily as of 4:15 p.m. Eastern Time on each business day of the Fund. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding of all classes of the Fund's shares. In the event the New York Stock Exchange ("NYSE") closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined 15 minutes following the close of the NYSE on such day. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.


  Securities will be valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchase of Shares," "Redemption of Shares" and "Net Asset Value" in the Prospectus.)

  The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

THE DISTRIBUTION AGREEMENT

  The Trust has entered into a Distribution Agreement with FMC, dated as of October 18, 1993 (the "Distribution Agreement"), pursuant to which FMC has agreed to act as the exclusive distributor of shares of the Institutional Shares. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. The Distribution Agreement provides that FMC has the exclusive right to distribute the Institutional Shares either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Institutional Shares and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of the Institutional Shares. FMC does not receive any fees from the Fund pursuant to the Distribution Agreement.


  FMC is a registered broker-dealer and is also a wholly-owned subsidiary of AIM.



  The Distribution Agreement became effective October 18, 1993 and will continue in effect until June 30, 1996, and from year to year only if such continuation is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Fund or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate in the event of its "assignment," as defined in the 1940 Act.


SUSPENSION OF REDEMPTION RIGHTS


  The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency, as determined by the SEC, exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Fund's investment objective and fundamental and operating policies is set forth in the Prospectus. The principal features of the Fund's investment program and the primary risks associated with that investment program are also discussed in the Prospectus. There can be no assurance that the Fund will achieve its objective. The values of the securities in which the Fund invests fluctuate based upon interest rates and market factors.

  Repurchase Agreements. The Fund's investment policies permit the Fund to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of an investment contract from a financial institution, such as a bank or broker-dealer, which contract is secured by U.S. Treasury obligations of the type described above whose value is equal to or greater than the value of the repurchase agreement, including the agreed-upon interest. The agreement provides that the seller will repurchase the underlying securities at an agreed-upon time and price. The total amount received on repurchase will exceed the price paid by the Fund, reflecting the agreed-upon rate of interest for the period from the date of the repurchase agreement to the settlement date. This rate of return is not related to the interest rate on the underlying securities. The difference between the total amount received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. Investments in repurchase agreements may involve risks not associated with investments in the underlying securities. If the seller defaulted on its repurchase obligation, the Fund would incur a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. The Fund will limit repurchase agreements to transactions with sellers believed by AIM to present minimal credit risk. Securities subject to repurchase agreements will be held by the Fund's custodian or in the custodian's account with the Federal Reserve Treasury Book-Entry System. Although the securities subject to repurchase agreements might bear maturities in excess of one year, the Fund will not enter into a repurchase agreement with an agreed-upon repurchase date in excess of seven calendar days from the date of acquisition by the Fund, unless the Fund has the right to require the selling institution to repurchase the underlying securities within seven days of the date of acquisition.

INVESTMENT RESTRICTIONS

  The most significant investment restrictions applicable to the Fund's investment program are set forth in the Prospectus under "Investment
Program -- Restrictions." Additionally, as a matter of fundamental policy which may not be changed without a vote of the holders of a majority of the outstanding shares of beneficial interest of all classes of the Fund, the Fund will not:

          (1) mortgage, pledge or hypothecate any assets except to secure permitted borrowings of money from banks for temporary or emergency purposes and then only in amounts not in excess of 33 1/3% of the value of its total assets at the time of such borrowing;

          (2) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting;

          (3) invest in real estate or other interests in real estate;

          (4) purchase or sell commodities or commodity futures contracts, engage in arbitrage transactions, purchase securities on margin, make short sales or invest in puts or calls;

          (5) invest in any obligation not payable as to principal and interest in United States currency;

          (6) invest 25% or more of the value of its total assets in securities of issuers engaged in any one industry (excluding securities which are a direct obligation of the U.S. Treasury or are repurchase agreements with respect to a direct obligation of the U.S. Treasury); or

          (7) acquire for value the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets.

  In addition to those policies discussed in the Prospectus and above, the Fund generally will not invest in any company for the purpose of exercising control or management, or purchase securities of an issuer if the officers and trustees of the Trust and the officers and directors of the Fund's investment advisor collectively own beneficially over 5% of the outstanding voting securities of such issuer, in each case excluding holdings of any officer, trustee or director of less than 1/2 of 1% of the outstanding voting securities of such issuer. These restrictions are not matters of fundamental policy and may be changed at any time by the trustees without the approval of shareholders.

  The percentage limitations set forth in the restrictions noted above are calculated by giving effect to the purchase in question and are based upon values at the time of purchase. The Fund may, however, retain any security purchased in accordance with such restrictions irrespective of changes in the values of the Fund's assets occurring subsequent to the time of purchase.

  The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of the Fund are eligible for investment by a federal credit union. In order to ensure that shares of the Fund meet the requirements for eligibility for investment by federal credit unions, the Fund has adopted the following policies:

          (1) The Fund will enter into repurchase agreements only with: (a) banks insured by the Federal Deposit Insurance Corporation (FDIC); (b) savings and loan associations insured by the FDIC; or (c) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book -- Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

          (2) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

          (3) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

          (4) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

  In addition, in order to comply with regulations governing the liquidity requirements applicable to federal savings and loan associations, as a matter of fundamental policy, the Fund will only invest in eligible securities having a remaining term to maturity of three years or less.

  In order to permit the sale of the Fund's shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

  To permit the sale of shares of the Fund in Texas, the Fund will limit its investment in securities which are not readily marketable to 15% of its net assets.

                            PERFORMANCE INFORMATION

YIELD CALCULATIONS

  Yields for the Institutional Shares used in advertising are computed as follows: (a) divide the interest and dividend income of the Institutional Shares for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive dividends during the period; (b) divide the figure arrived at in step (a) by the net asset value of the Institutional Shares at the end of the period; and (c) annualize the result (assuming compounding of income) in order to arrive at an annual percentage rate. For purposes of yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

  Income calculated for the purposes of calculating the yield of the Institutional Shares differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Institutional Shares may differ from the rate of distributions the Institutional Shares paid over the same period or the rate of income reported in the financial statements of the Institutional Shares.


  The Fund may also quote the distribution rate for the Institutional Shares, which expresses the historical amount of income dividends of the Institutional Shares to its shareholders as a percentage of the net asset value per share of the Institutional Shares. The distribution rate for the Institutional Shares for the thirty day period ended July 31, 1995 was 6.22%. This distribution rate was calculated by dividing dividends declared over the thirty days ended July 31, 1995 by the net asset value per share of the Institutional Shares at the end of that period and annualizing the result.


TOTAL RETURN CALCULATIONS

  Total returns quoted in advertising reflect all aspects of the Institutional Shares' return, including the effect of reinvesting dividends and capital gain distributions, and any change in the net asset value per share of the Institutional Shares over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Institutional Shares over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance of the Institutional Shares is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Institutional Shares.

  In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS


  The following chart shows the total returns for the Institutional Shares for the twelve months and five year periods ended July 31, 1995, and the period beginning July 13, 1987 (the date operations commenced) through July 31, 1995.



                                                                      AVERAGE
                                                                       ANNUAL   CUMULATIVE
                                                                       RETURN     RETURN
                                                                       ------     ------
        Twelve months ended 7/31/95..................................  6.61%       6.61%
        Five years ended 7/31/95.....................................  6.69%      38.20%
        7/13/87 - 7/31/95............................................  6.95%      71.88%



  The 30 day yield of the Institutional Shares as of July 31, 1995 was 5.55%.



  A hypothetical investment of $1,000 in the Institutional Shares made during the twelve months ended July 31, 1995 would have been worth $1,066.08. During the five-year period ended July 31, 1995, a hypothetical $1,000 investment in the Institutional Shares at the beginning of such period would have been worth $1,382.30. A hypothetical investment of $1,000 made on July 13, 1987 (the date operations commenced) through July 31, 1995, would have been worth $1,718.83, assuming in each case that all distributions were reinvested.



  The performance of the Institutional Shares may be compared in advertising to the performance of other mutual funds in general or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Institutional Shares may also advertise mutual fund performance rankings which have been assigned to the Institutional Shares by such monitoring services.


                             PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Fund. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Fund. AIM is of the opinion that the material received is beneficial in supplementing AIM's research and analysis; and therefore, it may benefit the Fund by improving the quality of AIM's investment advice. The advisory fees paid by the Fund are not reduced because AIM receives such services.

  AIM and its affiliates manage several other investment companies (the "AIM Funds"), some of which may have objectives similar to those of the Fund. It is possible that, at times, identical securities will be appropriate for investment by the Fund and by one or more of the AIM Funds. The position of each account, however, in the securities of the same issue, may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of the AIM Funds is considered at or about the same time, transactions in such securities will be allocated among the Fund and the AIM Funds in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Board of Trustees has adopted procedures pursuant to Rule 17a-7 under the 1940 Act relating to portfolio transactions between the Fund and the AIM Funds and the Fund may from time to time enter into transactions in accordance with such Rule and procedures.

  From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or AIM Capital and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.



  Changes in the portfolio holdings of the Fund are made without regard to whether a sale would result in a profit or loss. The portfolio turnover rate of the Fund for the year ended July 31, 1995, the eleven month period ended July 31, 1994 and fiscal year ended August 31, 1993, were 120.01%, 120.40% and 122.99%. High portfolio turnover involves correspondingly greater transaction costs which are borne directly by the Fund, and may increase capital gains which are taxable as ordinary income when distributed to shareholders.


  Provisions of the 1940 Act and the rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

  At the present time, the Fund does not intend to engage in any transactions with such 5% holders other than repurchase agreement transactions.

                                     TAXES

  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and realized capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, the Fund must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Fund's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the Fund's principal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income and foreign currency gain or loss for the one year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

  The Fund anticipates distributing substantially all of its investment company taxable income and short-term capital gains for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made in certain cases) during the year.

  The Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. The tax treatment of foreign investors may also differ from the treatment for U.S. investors described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the Fund.

o  INDEPENDENT           The Board of Trustees and Shareholders of
   AUDITORS'             AIM Investment Securities Funds
   REPORT


                         We have audited the accompanying statement of assets and liabilities of the Limited Maturity Treasury Portfolio (a series of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the eleven months ended July 31, 1994 and the financial highlights for the year then ended, the eleven months ended July 31, 1994, each of the years in the six-year period ended August 31, 1993 and the period July 13, 1987 (date operations commenced) through August 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



                         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



                         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Limited Maturity Treasury Portfolio as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the eleven months ended July 31, 1994, and the financial highlights for the year then ended, the eleven months ended July 31, 1994, each of the years in the six-year period ended August 31, 1993 and the period July 13, 1987 (date operations commenced) through August 31, 1987 in conformity with generally accepted accounting principles.

                                                  /s/ KPMG PEAT MARWICK LLP
                                                   KPMG Peat Marwick LLP

                         September 1, 1995
                         Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 1995

                                                              PRINCIPAL
                                                               AMOUNT
                                              MATURITY         (000S)            VALUE
U. S. TREASURY SECURITIES

U. S. TREASURY NOTES-98.55%
6.25%                                         08/31/96        $ 33,760        $ 33,922,723
------------------------------------------------------------------------------------------
6.50%                                         09/30/96          32,480          32,749,259
------------------------------------------------------------------------------------------
6.875%                                        10/31/96          32,800          33,227,384
------------------------------------------------------------------------------------------
7.25%                                         11/30/96          32,635          33,225,041
------------------------------------------------------------------------------------------
7.50%                                         12/31/96          32,725          33,472,439
------------------------------------------------------------------------------------------
7.50%                                         01/31/97          33,000          33,786,720
------------------------------------------------------------------------------------------
6.875%                                        02/28/97          32,590          33,100,034
------------------------------------------------------------------------------------------
6.625%                                        03/31/97          33,185          33,593,507
------------------------------------------------------------------------------------------
6.50%                                         04/30/97          32,780          33,124,846
------------------------------------------------------------------------------------------
6.125%                                        05/31/97          32,700          32,832,762
------------------------------------------------------------------------------------------
5.625%                                        06/30/97          32,725          32,590,500
------------------------------------------------------------------------------------------
5.875%                                        07/31/97          32,500          32,511,700
------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                        398,136,915
------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS-98.55%                                              398,136,915
------------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES-1.45%                                     5,873,459
------------------------------------------------------------------------------------------
         NET ASSETS-100.00%                                                   $404,010,374
==========================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1995

ASSETS:
Investments, at market value (cost $394,125,287)                               $398,136,915
-------------------------------------------------------------------------------------------
Cash                                                                                 18,054
-------------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                                2,041,751
-------------------------------------------------------------------------------------------
  Interest                                                                        5,497,050
-------------------------------------------------------------------------------------------
Investment in deferred compensation plan                                              7,430
-------------------------------------------------------------------------------------------
Other assets                                                                        195,658
-------------------------------------------------------------------------------------------
    Total assets                                                                405,896,858
-------------------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares reacquired                                                            786,696
-------------------------------------------------------------------------------------------
  Dividends                                                                         947,839
-------------------------------------------------------------------------------------------
  Deferred compensation                                                               7,430
-------------------------------------------------------------------------------------------
Accrued advisory fees                                                                67,358
-------------------------------------------------------------------------------------------
Accrued distribution fees                                                            34,365
-------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                          19,330
-------------------------------------------------------------------------------------------
Accrued operating expenses                                                           23,466
-------------------------------------------------------------------------------------------
    Total liabilities                                                             1,886,484
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                    $404,010,374
===========================================================================================

                                                  INSTITUTIONAL       AIM
                                                     SHARES          SHARES           FUND

NET ASSETS:                                       $129,530,358    $274,480,016    $404,010,374
==============================================================================================
Shares outstanding, $0.01 par value
  per share                                         12,915,909      27,369,326      40,285,235
==============================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                    $      10.03
==============================================================================================
OFFERING PRICE PER SHARE:
  (Net asset value of $10.03 / 99.00%)                                            $      10.13
==============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 1995

                                                       INSTITUTIONAL        AIM
                                                          SHARES           SHARES            FUND
INVESTMENT INCOME:
Interest                                                $ 7,406,926      $ 16,714,505     $ 24,121,431
------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                               247,821           561,628          809,449
------------------------------------------------------------------------------------------------------
Administrative service fees                                  20,670            61,529           82,199
------------------------------------------------------------------------------------------------------
Custodian fees                                                7,205             9,215           16,420
------------------------------------------------------------------------------------------------------
Transfer agent fees                                           2,064           196,628          198,692
------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                   2,380             5,774            8,154
------------------------------------------------------------------------------------------------------
Distribution fees                                                --           421,183          421,183
------------------------------------------------------------------------------------------------------
Other                                                        60,872           170,765          231,637
------------------------------------------------------------------------------------------------------
       Total expenses                                       341,012         1,426,722        1,767,734
------------------------------------------------------------------------------------------------------
Net investment income                                   $ 7,065,914      $ 15,287,783       22,353,697
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sales of investment securities                                      (7,239,070)
------------------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities                                             9,384,912
------------------------------------------------------------------------------------------------------
       Net gain on investment securities                                                     2,145,842
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $ 24,499,539
======================================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended July 31, 1995 and
the eleven months ended July 31, 1994

                                                                          1995            1994
OPERATIONS:
  Net investment income                                               $ 22,353,697    $ 18,105,773
--------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities            (7,239,070)     (2,745,439)
--------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment securities    9,384,912      (8,181,235)
--------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                24,499,539       7,179,099
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:
  Institutional Shares                                                  (7,065,914)     (6,248,089)
--------------------------------------------------------------------------------------------------
  AIM Shares                                                           (15,287,783)    (11,857,684)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS
  ON INVESTMENT SECURITIES                                                      --      (4,076,018)
--------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS-NET:
  Institutional Shares                                                  (6,229,532)      9,581,280
--------------------------------------------------------------------------------------------------
  AIM Shares                                                           (56,819,839)     (9,292,096)
--------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                              (60,903,529)    (14,713,508)
--------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                  464,913,903     479,627,411
--------------------------------------------------------------------------------------------------
  End of period                                                       $404,010,374    $464,913,903
==================================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                                       $410,024,906    $473,074,277
--------------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of
    investment
    securities                                                         (10,026,160)     (2,787,090)
--------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                           4,011,628      (5,373,284)
--------------------------------------------------------------------------------------------------
                                                                      $404,010,374    $464,913,903
==================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Investment Securities Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust is organized as a Delaware business trust consisting of one portfolio, the Limited Maturity Treasury Portfolio (the "Fund"). The Fund currently offers two different classes of shares: the AIM Limited Maturity Treasury Shares (the "AIM Shares") and the Institutional Shares. Matters affecting each class are voted on exclusively by such shareholders.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Interest income is allocated to each class daily, based upon each class' pro-rata share of the total shares of the Fund outstanding. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized short-term capital gains, if any, are distributed quarterly. Net realized long-term capital gains, if any, are distributed annually.

D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $5,819,679, which expires, if not previously utilized, in the year 2003.

E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million. This agreement requires AIM to reduce its fee or, if necessary, make payments to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund shares are qualified for sale.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended July 31, 1995, the Fund reimbursed AIM $58,818 for such services.
  During the year ended July 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $3,349 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Institutional Shares of the Fund. Effective November 1, 1994, A I M Fund Services, Inc. ("AFS") became the transfer agent for the AIM Shares and was paid $91,753 for such services for the nine months ended July 31, 1995.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Shares. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the AIM Shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average net assets attributable to the AIM Shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own AIM Shares of the Fund. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the year ended July 31, 1995, the AIM Shares paid AIM Distributors $421,183 as compensation under the Plan.
  AIM Distributors received commissions of $89,885 during the year ended July 31, 1995 from sales of AIM Shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of AIM shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC, AFS and AIFS.
  The Fund paid legal fees of $2,245 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, the firm Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees. The Fund paid legal fees of $1,044 for services rendered by that firm as counsel. A member of that firm is a trustee of the Trust and, prior to September 1994, was a member of Reid & Priest.

NOTE 3-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended July 31, 1995 was $488,664,643 and $599,080,810, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of July 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities                                $ 4,010,459
-----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                  (94,232)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                      $ 3,916,227
=====================================================================================================

Cost of investments for tax purposes is $394,220,688.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in the Institutional Shares outstanding during the year ended July 31, 1995 and the eleven months ended July 31, 1994 were as follows:

                                                           July 31, 1995                   July 31, 1994
                                                    ----------------------------    ----------------------------
                                                      Shares          Amount          Shares          Amount
                                                    -----------    -------------    -----------    -------------
Sold                                                  1,443,720    $  14,412,733     19,308,147    $ 196,223,146
--------------------------------------------------------------------------------    ----------------------------
Issued as reinvestment of dividends                     113,174        1,124,015         66,081          664,163
--------------------------------------------------------------------------------    ----------------------------
Reacquired                                           (2,194,873)     (21,776,280)   (18,584,169)    (187,306,029)
--------------------------------------------------------------------------------    ----------------------------
                                                       (637,979)   $  (6,229,532)       790,059    $   9,581,280
================================================================================    ============================

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of Institutional Shares outstanding during the year ended July 31, 1995, the eleven months ended July 31, 1994, each of the years in the six-year period ended August 31, 1993 and the period July 13, 1987 (date operations commenced) through August 31, 1987.

                              JULY 31,                                             AUGUST 31,
                       ----------------------   ---------------------------------------------------------------------------------
                         1995         1994        1993        1992        1991        1990        1989        1988        1987
                       ---------    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value,
  beginning of
  period               $  9.96      $ 10.24    $  10.21    $  10.01    $   9.79    $   9.78    $   9.80    $   9.92    $  10.00
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Income from
 investment
 operations:
 Net investment
   income                 0.57         0.37        0.44        0.60        0.73        0.79        0.85        0.73        0.09
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Net gains (losses)
   on securities
   (both realized
   and unrealized)        0.07        (0.20)       0.05        0.29        0.22        0.01       (0.02)      (0.12)      (0.08)
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Total from
     investment
     operations           0.64         0.17        0.49        0.89        0.95        0.80        0.83        0.61        0.01
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Less distributions:
 Dividends from net
   investment income     (0.57)       (0.37)      (0.44)      (0.60)      (0.73)      (0.79)      (0.85)      (0.83)      (0.09)
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
 Distributions from
   net realized
   capital gains            --        (0.08)      (0.02)      (0.09)         --          --          --          --          --
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Total
     distributions       (0.57)       (0.45)      (0.46)      (0.69)      (0.73)      (0.79)      (0.85)      (0.73)      (0.09)
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end
 of period             $ 10.03      $  9.96    $  10.24    $  10.21    $  10.01    $   9.79    $   9.78    $   9.80    $   9.92
====================   =======     ========   =========   =========   =========   =========   =========   =========   =========
Total return(a)          6.61%        1.72%       4.88%       9.14%      10.08%       8.52%       8.87%       6.34%       0.14%
====================   =======     ========   =========   =========   =========   =========   =========   =========   =========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)             $129,530     $134,971    $130,690    $ 89,352    $ 25,528    $ 10,378    $ 16,065    $ 35,310   $  4,202
====================  ========     ========   =========   =========   =========   =========   =========   =========   ========
Ratio of expenses to
 average net assets      0.28%(b)     0.25%(c)    0.24%       0.28%       0.41%(d)    0.31%(e)    0.31%(f)    0.31%(f)   0.25%(c)(f)
====================   =======     ========   =========   =========   =========   =========   =========   =========    =======
Ratio of net
 investment income
 to average
 net assets              5.70%(b)     3.98%(c)    4.30%       5.76%       7.36%(d)    8.12%(e)    8.69%(f)    7.46%(f)   6.98%(c)(f)
====================   =======     =======   =========   =========   =========   =========   ==========   =========   ========
Portfolio turnover
 rate                  120.01%      120.40%     122.99%     119.62%     214.74%     192.46%     219.53%     140.83%     28.29%
====================   =======     ========   =========   =========   =========   =========   =========   =========   ========
Borrowings for the
 period:
 Amount of debt
   outstanding at
   end of period
   (000s omitted)           --           --         --         --          --            --    $  2,257    $ 10,892         --
--------------------  --------    --------   ---------   ---------   ---------   ----------   ---------   ---------   --------
 Average amount of
   debt outstanding
   during the period
   (000s omitted)(g)        --           --          --          --          --    $    834    $  3,562    $  3,754         --
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   --------
 Average number of
   shares outstanding
   during the period
   (000s omitted)(g)    12,540       16,864       9,785       6,097       1,477       1,208       1,817       2,118        390
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   --------
 Average amount of
   debt per share
   during the period        --           --          --          --          --    $   0.69    $   1.96    $   1.69          --
--------------------  --------     --------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

(a) For periods less than one year, the total return is not annualized.
(b) Ratios are based on average net assets of $123,910,861.
(c) Annualized.
(d) After expense reimbursements.
(e) After waiver of advisory fees and expense reimbursements.
(f) After waiver of advisory fees.
(g) Averages computed on a daily basis.

                                     PART C
                               OTHER INFORMATION



Item 24.       (a)      Financial Statements:

               (1)      AIM Limited Maturity Treasury Shares of the Limited Maturity Treasury Portfolio

                        In Part A:         Financial Highlights

                        In Part B:         (1)     Independent Auditors' Report
                                           (2)     Schedule of Investments as of July 31, 1995
                                           (3)     Statement of Assets and Liabilities as of July 31, 1995
                                           (4)     Statement of Operations for the Period ended July 31, 1995
                                           (5)     Statements of Changes in Net Assets for the period ended
                                                   July 31, 1995 and the eleven month period ended   July 31, 1994

               (2)      Institutional Shares of the Limited Maturity Treasury Portfolio

                        In Part A:         Financial Highlights

                        In Part B:         (1)     Independent Auditors' Report
                                           (2)     Schedule of Investments as of July 31, 1995
                                           (3)     Statement of Assets and Liabilities as of July 31, 1995
                                           (4)     Statement of Operations for the Period ended July 31, 1995
                                           (5)     Statements of Changes in Net Assets for the period ended
                                                   July 31, 1995 and the eleven month period ended July 31, 1994

               (b)      Exhibits:



Exhibit
Number                       Description
------                       ---------------------------------------------
 (1)      (a)       -        Agreement and Declaration of Trust of the Registrant was filed as an Exhibit to
                             Registrant's Post-Effective Amendment No. 3 on August 16, 1993, is hereby incorporated by reference, and is filed electronically herewith.

          (b)       -        First Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993, is hereby incorporated by reference, and is filed electronically herewith.

          (c)       -        Form of Second Amendment to Agreement and Declaration of Trust of Registrant is filed electronically herewith.

 (2)      (a)       -        By-Laws of the Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment
                             No. 3 on August 16, 1993, and are hereby incorporated by reference.

          (b)       -        Amendment to By-Laws of Registrant was filed as an Exhibit to Registrant's Post-Effective
                             Amendment No. 5 on November 30, 1994, and is hereby incorporated by reference.

          (c)       -        Second Amendment to By-Laws of Registrant was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 5 on November 30, 1994, and is hereby incorporated by reference.

 (3)                -        Voting Trust Agreement - None.

 (4)      (a)       -        Specimen share certificate for Registrant's Limited Maturity Treasury Portfolio -AIM
                             Limited Maturity Treasury Shares was filed as an Exhibit to Registrant's Post-Effective
                             Amendment No. 5 on November 30, 1994, and is hereby incorporated by reference.

          (b)       -        Specimen share certificate for Institutional Shares was filed as an Exhibit to Registrant's
                             Post-Effective Amendment No. 3 on August 16, 1993, and is hereby incorporated by reference.

 (5)      (a)       -        Investment Advisory Agreement between Registrant (on behalf of its AIM Adjustable Rate
                             Government Fund) and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 1 on June 15, 1992.

          (b)       -        Master Investment Advisory Agreement, dated as of August 6, 1993, between Registrant and
                             A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4
                             on October 15, 1993.

          (c)       -        Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and
                             A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5
                             on November 30, 1994, is hereby incorporated by reference, and is filed electronically herewith.

          (c)(i)    -        Notice of Termination dated November 18, 1994 to Master Investment Advisory Agreement,
                             dated October 18, 1993, between Registrant and A I M Advisors, Inc. is filed electronically herewith.

 (6)      (a)       -        (1) Distribution Agreement between Registrant (on behalf of its AIM Adjustable Rate
                             Government Fund) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 1 on June 15, 1992.

                             (2) Master Distribution Agreement, dated August 6, 1993, between Registrant (on behalf of its AIM Adjustable Rate Government Fund and Limited Maturity Treasury Portfolio - AIM
                             Limited Maturity Treasury Shares) and A I M Distributors, Inc. was filed as an Exhibit to
                             Registrant's Post-Effective Amendment No. 4 on October 15, 1993.

                             (3) Distribution Agreement, dated August 6, 1993, between Registrant (on behalf of its
                             Limited Maturity Treasury Portfolio - Institutional Shares) and Fund Management Company was
                             filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on October 15, 1993.

                             (4)(i) Master Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM Limited

                             Maturity Treasury Shares) and A I M Distributors, Inc. was filed as an Exhibit to
                             Registrant's Post-Effective Amendment No. 5 on November 30, 1994, is hereby incorporated by reference, and  is filed electronically herewith.

                             (4)(ii) Amendment No. 1 dated November 18, 1994, to Master Distribution Agreement, dated
                             October 18, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio
                             - AIM Limited Maturity Treasury Shares) and A I M Distributors, Inc. is filed electronically herewith.

                             (5) Distribution Agreement, dated October 18, 1993, between Registrant (on behalf of its
                             Limited Maturity Treasury Portfolio - Institutional Shares) and Fund Management Company was
                             filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994,
                             and is hereby incorporated by reference.

          (b)       -        Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers is filed electronically herewith.

          (c)       -        Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks is filed electronically herewith.

          (d)       -        Form of Service Agreement for Certain Retirement Plans between Fund Management Company and
                             Plan Providers is filed electronically herewith.

 (7)      (a)       -        Retirement Plan for Registrant's Non-Affiliated Trustees was filed as an Exhibit to
                             Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and is hereby incorporated by reference.

          (b)       -        Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Trustees was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and is
                             hereby incorporated by reference.

 (8)      (a)(i)    -        Custody Agreement between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on June 15, 1992, and is hereby incorporated by reference.

          (a)(ii)   -        Second Amended and Restated Custody Agreement between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed as an
                             Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994, and is hereby incorporated by reference.

          (a)(iii)  -        Amendment to Second Amended and Restated Custody Agreement between Short-Term Investments
                             Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was
                             filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994,
                             and is hereby incorporated by reference.

          (a)(iv)   -        Assignment and Acceptance of Assignment of Custody Agreement between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 5 on November 30, 1994, and is hereby incorporated by reference.

 (9)      (a)       -        (1) Administrative Services Agreement between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on June 15, 1992, and is
                             hereby incorporated by reference.

                             (2) Master Administrative Services Agreement, dated as of August 6, 1993, between
                             Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective
                             Amendment No. 4 on October 15, 1993.

                             (3)(i) Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment
                             No. 5 on November 30, 1994, is hereby incorporated by reference, and is filed electronically herewith.

                             (3)(ii) Amendment No. 1 dated November 18, 1994 to Master Administrative Services
                             Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc. is filed electronically herewith.

                             (4)(i) Administrative Services Agreement, dated as of October 18, 1993, between
                             A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund
                             Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on
                             November 30,1994, is hereby incorporated by reference, and is filed electronically herewith.

                             (4)(ii) Amendment No. 1 dated May 11, 1994, to Administrative Services Agreement, dated
                             October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 5 on November 30, 1994, is hereby incorporated by reference, and is filed electronically herewith.

                             (4)(iii) Amendment No. 2 dated July 1, 1994, to Administrative Services Agreement, dated
                             October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 5 on November 30, 1994, is hereby incorporated by reference, and is filed electronically herewith.

                             (4)(iv) Amendment No. 3 dated September 16, 1994, to Administrative Services Agreement,
                             dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 5 on November 30, 1994, is hereby incorporated by reference, and is filed electronically herewith.

                             (4)(v) Amendment No. 4 dated November 1, 1994, to Administrative Services Agreement, dated
                             October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. is filed electronically herewith.

          (b)       -        (1)(i) Transfer Agency Agreement between Registrant and The Shareholder Services Group,
                             Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on November 27,
                             1992.

                             (1)(ii) Amendment to Transfer Agency Agreement between Registrant and The Shareholder
                             Services Group, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2
                             on November 27, 1992.

                             (1)(iii) Remote Access and Related Services Agreement, dated December 23, 1994, between
                             Registrant and The Shareholder Services Group, Inc. is filed electronically herewith.

                             (1)(iv) Amendment No. 1 Remote Access and Related Services Agreement, dated October 4,
                             1995, between Registrant and The Shareholder Services Group, Inc. is filed electronically herewith.

                             (1)(v) Addendum No. 2 to Remote Access and Related Services Agreement, dated October 12,
                             1995, between Registrant and The Shareholder Services Group, Inc. is filed electronically herewith.

                             (1)(vi) Assignment and Acceptance of Assignment of Transfer Agency Agreement among
                             Registrant (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares),
                             Short-Term Investments Co. and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30, 1994.

                             (2) Form of Transfer Agency Agreement between Registrant (on behalf of its Limited Maturity
                             Treasury Portfolio - AIM Limited Maturity Treasury Shares) and A I M Fund Services, Inc.
                             was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on November 30,
                             1994.

                             (3) Transfer Agency and Service Agreement between Registrant (on behalf of its Limited
                             Maturity Treasury Portfolio - AIM Limited Maturity Treasury Shares) and A I M Fund
                             Services, Inc. is filed electronically herewith.

                             (4) Transfer Agency and Service Agreement between Registrant (on behalf of its Limited
                             Maturity Treasury Portfolio - Institutional Shares) and A I M Institutional Fund Services,
                             Inc. is filed electronically herewith.

(10)      (a)       -        Opinion of Ballard Spahr Andrews & Ingersoll was filed as an Exhibit to the Registrant's
                             24f-2 Notice for the fiscal year July 31, 1995.

(11)      (a)       -        Consent of Ballard Spahr Andrews & Ingersoll is filed electronically herewith.

          (b)       -        Consent of Dechert Price & Rhoads is filed electronically herewith.

          (c)       -        Consent of KPMG Peat Marwick LLP is filed electronically herewith.

          (d)       -        Opinion of Dechert Price & Rhoads was filed as an Exhibit to Registrant's Post-
                             Effective Amendment No. 5 on November 30, 1994.

(12)                -        Financial Statements - None.

(13)                -        Agreements concerning Initial Capitalization - None.

(14)      (a)       -        Form of the Registrant's IRA documents was filed as an Exhibit to the Registrant's Post-
                             Effective Amendment No. 3 on August 16, 1993, and is hereby incorporated by reference.

          (b)       -        Form of the Registrant's Simplified Employee Pension - Individual Retirement Accounts
                             Contribution Agreement was filed as an Exhibit to the Registrant's

                             Post-Effective Amendment No. 3 on August 16, 1993, and is hereby incorporated by reference.

          (c)       -        Form of the Registrant's Combination Profit Sharing-Money Purchase Plan and Trust was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 3 on August 16, 1993, and is
                             hereby incorporated by reference.

          (d)       -        Form of the Registrant's 403(b) Plan was filed as an Exhibit to the Registrant's Post-
                             Effective Amendment No. 3 on August 16, 1993, and is hereby incorporated by reference.

(15)      (a)       -        Distribution Plan for Registrant (on behalf of its Limited Maturity Treasury Portfolio -
                             AIM Limited Maturity Treasury Shares), and related forms of agreements, are filed electronically herewith.

(16)                -        Schedule of Performance Quotations was filed as an Exhibit to the Registrant's Registration
                             Statements on August 16, 1993 and on October 15, 1993, and is hereby incorporated by reference.

(18)                -        Copy of Rule 18f-3 Plan - None.

(27)                -        Financial Data Schedule is filed electronically herewith.


Item 25.   Persons Controlled by or Under Common Control With Registrant

     Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

      None.

Item 26.   Number of Holders of Securities

     State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.




                                                                 Number of Record Holders
           Title of Class                                         as of November 1, 1995
           --------------                                         ----------------------
     Limited Maturity Treasury Portfolio
         AIM Limited Maturity Treasury Shares                               7406
         Institutional Shares                                                 13



Item 27.   Indemnification

     State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Delaware law provides that subject to such standards or restrictions, if any, as are set forth in the governing instrument of a business trust, a business trust shall have the power to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Registrant's Agreement and Declaration of Trust provides that every person who is or has been a trustee or officer of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by Delaware law, the Registrant's bylaws and other applicable law. The Registrant's bylaws provide that a trustee, when acting in such capacity, shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, provided that nothing contained in the bylaws or the Delaware Business Trust Act shall protect any trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard involved in the conduct of his office.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the United States Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue.


     The Registrant has obtained insurance coverage for its officers and trustees under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $15,000,000 limit of liability.

Item 28.   Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at and time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


     The only employment of a substantial nature of the officers and directors of A I M Advisors, Inc. (the "Advisor"), the Registrant's investment advisor, is with the Advisor and its affiliated companies. For additional information regarding the Advisor and its officers and directors, see "Management" in the Prospectus and the Statement of Additional Information for the Retail Class and "Management of the Trust" and "General Information About the Fund" in the Prospectus and the Statement of Additional Information, respectively, for the Institutional Class.


Item 29.   Principal Underwriters

     (a)(1) A I M Distributors, Inc., the Registrant's principal underwriter for AIM Limited Maturity Treasury Shares, also acts as a principal underwriter to the following investment companies:

             AIM Equity Funds, Inc. (Retail Classes)
             AIM Funds Group
             AIM International Funds, Inc.
             AIM Summit Fund, Inc.

             AIM Tax-Exempt Funds, Inc.
             AIM Variable Insurance Funds, Inc.

      (a)(2) Fund Management Company, the Registrant's principal underwriter for Institutional Shares, also acts as a principal underwriter to the following investment companies:

             AIM Equity Funds, Inc. (Institutional Classes)
             Short-Term Investments Co.
             Short-Term Investments Trust
             Tax-Free Investments Co.

     (b) The following table sets forth information with respect to each director and officer of:

             (1)  A I M Distributors, Inc.


Name and Principal               Position and Offices                               Position and Offices
Business Address*                with Principal Underwriter                         with Registrant
----------------                 --------------------------                         --------------------
Charles T. Bauer                 Chairman of the Board of Directors                 Chairman and Trustee

Michael J. Cemo                  Director and President                             None

Gary T. Crum                     Director                                           Senior Vice President

Robert H. Graham                 Director and Senior  Vice President                Trustee and President

W. Gary Littlepage               Director and Senior Vice President                 None

James L. Salners                 Director and  Senior Vice President                None

John Caldwell                    Senior Vice President                              None

Gordon J. Sprague                Senior Vice President                              None

Michael C. Vessels               Senior Vice President                              None

Lawrence E. Manierre             First Vice President                               None

James E. Stueve                  First Vice President                               None

Carol F. Relihan                 Vice President and Secretary                       Vice President and
                                                                                    Secretary

John J. Arthur                   Vice President and Treasurer                       Senior Vice President
                                                                                    and Treasurer

Ofelia M. Mayo                   General Counsel, Vice President                    Assistant Secretary
                                 and Assistant Secretary






__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

Name and Principal               Position and Offices                               Position and Offices
Business Address*                with Principal Underwriter                         with Registrant
----------------                 --------------------------                         --------------------
Charles R. Dewey                 Vice President                                     None

Sidney M. Dilgren                Vice President                                     None

William H. Kleh                  Vice President                                     None


Frank V. Serebrin                Vice President                                     None

B. J. Thompson                   Vice President                                     None

Robert D. Van Sant               Vice President                                     None

Melville B. Cox                  Assistant Vice President                           Vice President

Mary E. Gentempo                 Assistant Vice President                           None

David E. Hessel                  Assistant Vice President, Assistant                None
                                 Treasurer and Controller

Jeffrey L. Horne                 Assistant Vice President                           None

Kim T. Lankford                  Assistant Vice President                           None

David L. Kite                    Assistant General Counsel and                      Assistant Secretary
                                 Assistant Secretary

Nancy L. Martin                  Assistant General Counsel                          Assistant Secretary
                                 and Assistant Secretary

Samuel D. Sirko                  Assistant General Counsel                          Assistant Secretary
                                 and Assistant Secretary

Kathleen J. Pflueger             Secretary                                          Assistant Secretary

Stephen I. Winer                 Assistant Secretary                                Assistant Secretary






__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

             (2)  Fund Management Company


Name and Principal               Position and Offices                               Position and Offices
Business Address*                with Principal Underwriter                         with Registrant
----------------                 --------------------------                         --------------------
Charles T. Bauer                 Chairman of the Board of Directors                 Chairman and Trustee

J. Abbott Sprague                Director and President                             None

Robert H. Graham                 Director and Senior Vice President                 President

William H. Kleh                  Director                                           None

John J. Arthur                   Vice President and Treasurer                       Senior Vice President and
                                                                                    Treasurer

Mark E. McMeans                  Vice President                                     None

Carol F. Relihan                 Vice President, General Counsel                    Vice President and
                                 and Secretary                                      Secretary

David E. Hessel                  Assistant Vice President,                          None
                                 Assistant Treasurer and
                                 Controller

Dana R. Sutton                   Assistant Vice President                           Vice President
                                 and Assistant Treasurer                            and Assistant Treasurer

Stephen I. Winer                 Assistant Vice President, Assistant                Assistant Secretary
                                 General Counsel and Assistant Secretary

Melville B. Cox                  Assistant Vice President                           Vice President

Jeffrey L. Horne                 Assistant Vice President                           None

David L. Kite                    Assistant General Counsel and                      Assistant Secretary
                                 Assistant Secretary

Nancy L. Martin                  Assistant General Counsel and                      Assistant Secretary
                                 Assistant Secretary

Ofelia M. Mayo                   Assistant General Counsel                          Assistant Secretary
                                 and Assistant Secretary

Samuel D. Sirko                  Assistant General Counsel and                      Assistant Secretary
                                 Assistant Secretary

Kathleen J. Pflueger             Secretary                                          Assistant Secretary






__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

(c)         Not Applicable

Item 30.   Location of Accounts and Records

     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, The Bank of New York, 110 Washington Street, 8th Floor, New York, New York 10286, and Registrant's Transfer Agents and Dividend Paying Agents, A I M Fund Services, Inc. (on behalf of Registrant's Limited Maturity Treasury Portfolio - AIM Limited Maturity Treasury Shares), P.O. Box 4739, Houston, Texas 77210-4739; and A I M Institutional Fund Services, Inc., (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares) 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173.


Item 31.   Management Services

     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A and Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

     None.

Item 32.   Undertakings

     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 17nd day of November, 1995.


                                  REGISTRANT:    AIM INVESTMENT SECURITIES FUNDS


                                          By:    /s/ Robert H. Graham
                                                 -------------------------------
                                                 Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 SIGNATURES                                  TITLE                              DATE
                 ----------                                  -----                              ----
            /s/ Charles T. Bauer                       Chairman & Trustee                November 17, 1995
      ----------------------------------
               (Charles T. Bauer)

            /s/ Robert H. Graham                      Trustee & President                November 17, 1995
      ----------------------------------          (Principal Executive Officer)
               (Robert H. Graham)

           /s/ Bruce L. Crockett                            Trustee                      November 17, 1995
      ----------------------------------
              (Bruce L. Crockett)

             /s/ Owen Daly II                               Trustee                      November 17, 1995
      ----------------------------------
                (Owen Daly II)

            /s/ Carl Frischling                             Trustee                      November 17, 1995
      ----------------------------------
               (Carl Frischling)

            /s/ John F. Kroeger                             Trustee                      November 17, 1995
      ----------------------------------
               (John F. Kroeger)

           /s/ Lewis F. Pennock                             Trustee                      November 17, 1995
      ----------------------------------
              (Lewis F. Pennock)

           /s/ Ian W. Robinson                              Trustee                      November 17, 1995
      ----------------------------------
              (Ian W. Robinson)

             /s/ Louis S. Sklar                             Trustee                      November 17, 1995
      ----------------------------------
                (Louis S. Sklar)

            /s/ John J. Arthur                        Senior Vice President &            November 17, 1995
      ----------------------------------           Treasurer (Principal Financial
               (John J. Arthur)                       and Accounting Officer)


                                 EXHIBIT INDEX


Exhibit
  No.
-------
1(a)         Agreement and Declaration of Trust of the Registrant.

1(b)         First Amendment to Agreement and Declaration of Trust of Registrant.

1(c)         Form of Second Amendment to Agreement and Declaration of Trust of
             Registrant.

5(c) Master Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc.

5(c)(i)      Notice of Termination dated November 18, 1994 to Master Investment
             Advisory Agreement, dated October 18, 1993, between Registrant and
             A I M Advisors, Inc.

6(a)(4)(i)   Master Distribution Agreement, dated October 18, 1993, between
             Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM
             Limited Maturity Treasury Shares) and A I M Distributors, Inc.

6(a)(4)(ii)  Amendment No. 1 dated November 18, 1994 to Master Distribution
             Agreement, dated October 18, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM Limited Maturity Treasury
             Shares) and A I M Distributors, Inc.

6(b)         Form of Selected Dealer Agreement between A I M Distributors, Inc.
             and selected dealers.

6(c)         Form of Bank Selling Group Agreement between A I M Distributors,
             Inc. and banks.

6(d)         Form of Service Agreement for Certain Retirement Plans between
             Fund Management Company and Plan Providers.

9(a)(3)(i)   Master Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc.

9(a)(3)(ii)  Amendment No. 1 dated November 18, 1994 to the Master
             Administrative Services Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc.

9(a)(4)(i)   Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc.

9(a)(4)(ii)  Amendment No. 1 dated May 11, 1994 to Administrative Services
             Agreement, dated as of October 18, 1993, between A I M Advisors,




             Inc., on behalf of Registrant's portfolios and classes, and A I M Fund
             Services, Inc.

9(a)(4)(iii) Amendment No. 2 dated July 1, 1994 to Administrative Services
             Agreement, dated as of October 18, 1993, between A I M Advisors,
             Inc., on behalf of Registrant's portfolios and classes, and A I M Fund
             Services, Inc.

9(a)(4)(iv)  Amendment No. 3 dated September 16, 1994 to Administrative
             Services Agreement, dated as of October 18, 1993, between A I M
             Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc.

9(a)(4)(v)   Amendment No. 4 dated November 1, 1994 to Administrative Services
             Agreement, dated October 18, 1993, between A I M  Advisors Inc., on behalf of Registrant's portfolio and classes, and A I M  Fund Services,
             Inc.

9(b)(1)(iii) Remote Access and Related Services Agreement, dated December 23,
             1994, between Registrant and The Shareholder Services Group, Inc.

9(b)(1)(iv)  Amendment No. 1 to Remote Access and Related Services Agreement,
             dated October 4, 1995, between Registrant and The Shareholder
             Services Group, Inc.

9(b)(1)(v)   Addendum No. 2 to Remote Access and Related Services Agreement,
             dated October 12, 1995, between Registrant and The Shareholder
             Services Group, Inc.

9(b)(3) Transfer Agency and Service Agreement between Registrant (on behalf of its Limited Maturity Treasury Portfolio - AIM Limited Maturity
             Treasury Shares) and A I M Fund Services, Inc.

9(b)(4)      Transfer Agency and Service Agreement between Registrant (on behalf of its Limited Maturity Treasury Portfolio - Institutional Shares) and
             A I M  Institutional Fund Services, Inc.

11(a)        Consent of Ballard Spahr Andrews & Ingersoll.

11(b)        Consent of Dechert Price & Rhoads.

11(c)        Consent of KPMG Peat Marwick LLP.

15           Distribution Plan for Registrant (on behalf of its Limited Maturity
             Treasury Portfolio - AIM Limited Maturity Treasury Shares), with
             Related forms of agreement.

27           Financial Data Schedule.
